UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Report to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

State Street® Bridgewater® All Weather® ETF

ALLW

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® Bridgewater® All Weather® ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Bridgewater® All Weather® ETF	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$1,299,813,948
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	39.8%
Short-Term Investments	33.4%
Mutual Funds and Exchange Traded Products	22.1%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio S&P 500 ETF	14.2%
U.S. Treasury Bills, 3.63%, due 08/06/26	4.9%
State Street SPDR Portfolio Emerging Markets ETF	4.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
State Street SPDR S&P China ETF	3.3%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	2.7%

Includes holdings of the wholly-owned subsidiary.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Bridgewater® All Weather® ETF to the State Street® Bridgewater® All Weather® ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ALLW

State Street® Galaxy Digital Asset Ecosystem ETF

DECO

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Digital Asset Ecosystem ETF	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$15,776,676
  Number of Portfolio Holdings30
  Portfolio Turnover Rate41%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Software	58.1%
Semiconductors & Semiconductor Equipment	15.3%
Capital Markets	8.3%
Financial Services	4.5%
Electrical Equipment	3.6%
Banks	2.2%
Industrial Conglomerates	1.8%
Mutual Funds and Exchange Traded Products	1.7%
Electronic Equipment, Instruments & Components	1.5%

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.3%
Keel Infrastructure Corp.	9.2%
Cipher Digital, Inc.	8.9%
Cleanspark, Inc.	8.0%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	4.0%
Palo Alto Networks, Inc.	3.8%
Robinhood Markets, Inc., Class A	3.8%
Datadog, Inc., Class A	3.6%
Crowdstrike Holdings, Inc., Class A	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Digital Asset Ecosystem ETF to the State Street® Galaxy Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DECO

State Street® Galaxy Hedged Digital Asset Ecosystem ETF

HECO

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Hedged Digital Asset Ecosystem ETF	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$81,673,642
  Number of Portfolio Holdings75
  Portfolio Turnover Rate43%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Software	58.1%
Semiconductors & Semiconductor Equipment	15.5%
Capital Markets	8.3%
Financial Services	4.7%
Electrical Equipment	3.4%
Banks	2.2%
Industrial Conglomerates	1.8%
Mutual Funds and Exchange Traded Products	1.7%
Electronic Equipment, Instruments & Components	1.5%

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.4%
Keel Infrastructure Corp.	9.1%
Cipher Digital, Inc.	8.8%
Cleanspark, Inc.	7.9%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	3.9%
Palo Alto Networks, Inc.	3.8%
Robinhood Markets, Inc., Class A	3.7%
Crowdstrike Holdings, Inc., Class A	3.7%
Datadog, Inc., Class A	3.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF to the State Street® Galaxy Hedged Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January 26, 2026, the Fund’s principal investment strategy will be revised to include (i) investing in exchange-traded funds that hold equity securities of companies in the crypto asset and blockchain industries, (ii) engaging in put spreads on portfolio investments, and (iii) purchasing put options on securities of companies within the crypto asset and blockchain industries that are not portfolio holdings.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HECO

State Street® Galaxy Transformative Tech Accelerators ETF

TEKX

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Transformative Tech Accelerators ETF	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$6,073,218
  Number of Portfolio Holdings35
  Portfolio Turnover Rate49%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Software	49.9%
Electrical Equipment	13.5%
Semiconductors & Semiconductor Equipment	12.8%
Metals & Mining	3.2%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.0%
Capital Markets	2.5%
Machinery	2.3%
Industrial Conglomerates	2.3%
Oil, Gas & Consumable Fuels	1.7%

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.0%
Keel Infrastructure Corp.	8.6%
Cipher Digital, Inc.	7.3%
Siemens Energy AG	6.8%
Cleanspark, Inc.	5.2%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	4.0%
Palo Alto Networks, Inc.	3.8%
Datadog, Inc., Class A	3.7%
Crowdstrike Holdings, Inc., Class A	3.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Transformative Tech Accelerators ETF to the State Street® Galaxy Transformative Tech Accelerators ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TEKX

State Street® IG Public & Private Credit ETF

PRIV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® IG Public & Private Credit ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® IG Public & Private Credit ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$829,686,486
  Number of Portfolio Holdings329
  Portfolio Turnover Rate37%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
U.S. Government Agency Obligations	19.7%
U.S. Treasury Obligations	17.2%
Asset-Backed Securities	9.4%
Mortgage-Backed Securities	9.0%
Banks	7.3%
Pharmaceuticals	2.8%
Electric	2.6%
Pipelines	2.5%
Mining	1.8%
Airlines	1.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	6.8%
U.S. Treasury Bonds, 4.75%, due 08/15/55	4.8%
U.S. Treasury Bonds, 4.63%, due 02/15/55	4.2%
Federal National Mortgage Association, 4.50%, due 04/01/55	2.9%
Federal Home Loan Mortgage Corp., 5.50%, due 01/01/55	2.7%
Federal Home Loan Mortgage Corp., 5.00%, due 12/01/54	2.6%
Federal National Mortgage Association, 5.00%, due 09/01/53	2.4%
Federal National Mortgage Association, 4.50%, due 09/01/55	2.3%
Federal National Mortgage Association, 5.00%, due 11/01/54	2.1%
AP Fides Holdings LLC, 6.00%, due 11/30/48	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® SSGA IG Public & Private Credit ETF to the State Street® IG Public & Private Credit ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.70% to 0.55% of the Fund’s average daily net assets.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PRIV

State Street® Short Duration IG Public & Private Credit ETF

PRSD

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® Short Duration IG Public & Private Credit ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Short Duration IG Public & Private Credit ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$104,040,153
  Number of Portfolio Holdings151
  Portfolio Turnover Rate131%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
U.S. Treasury Obligations	33.9%
Asset-Backed Securities	12.2%
U.S. Government Agency Obligations	8.5%
Mortgage-Backed Securities	6.6%
Banks	6.1%
Private Credit Securities	2.7%
Electric	2.3%
Mining	2.1%
Financial Services	1.8%
Pipelines	1.5%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.75%, due 12/31/28	20.1%
U.S. Treasury Notes, 3.63%, due 08/15/28	13.7%
Cross Mortgage Trust, Class A1, 5.13%, due 03/25/71	2.9%
Federal National Mortgage Association, 4.50%, due 05/01/41	2.4%
RCKT Mortgage Trust, Class A1A, 4.76%, due 02/25/56	2.3%
Federal Home Loan Mortgage Corp., 5.00%, due 08/01/40	2.3%
Federal Home Loan Mortgage Corp., 5.00%, due 01/01/41	1.8%
Federal Home Loan Mortgage Corp., 5.00%, due 02/01/41	1.7%
Minera Los Pelambres, 7.07%, due 11/30/44	1.5%
North Haven Private Income Fund LLC, 8.92%, due 03/01/27	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.59% to 0.45% of the Fund’s average daily net assets.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PRSD

State Street® IG Public & Private ABS ETF

PRAB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® IG Public & Private ABS ETF (the "Fund") for the period of March 11, 2026 (commencement of operations) through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® IG Public & Private ABS ETF	$5	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$25,015,406
  Number of Portfolio Holdings60
  Portfolio Turnover Rate10%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Asset-Backed Securities	61.2%
Mortgage-Backed Securities	36.2%

Top Ten Holdings

Table Summary
Holdings	%
American Express Credit Account Master Trust, Class A, 5.23%, due 09/15/28	4.0%
Verus Securitization Trust, Class M1, 6.80%, due 03/25/69	3.0%
PK ALIFT Loan Funding 8 LP, Class D, 5.60%, due 09/15/43	3.0%
Navient Private Education Refi Loan Trust, Class A, 0.97%, due 12/16/69	2.8%
Pagaya AI Debt Grantor Trust, Class A, 4.87%, due 10/15/32	2.6%
GM Financial Consumer Automobile Receivables Trust, Class A4, 4.86%, due 06/18/29	2.4%
Ford Credit Auto Owner Trust, Class A4, 5.06%, due 02/15/29	2.2%
BA Credit Card Trust, Class A, 4.93%, due 05/15/29	2.0%
Toyota Auto Receivables Owner Trust, Class A4, 4.77%, due 04/16/29	2.0%
Zayo Issuer LLC, Class A2, 5.65%, due 03/20/55	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PRAB

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
April 30, 2026
SSGA Active Trust
State Street Bridgewater All Weather ETF (formerly SPDR Bridgewater All Weather ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This Page Intentionally Left Blank]

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 39.8%
U.S. Treasury Bills 3.63%, 8/6/2026	$63,700,000	$63,084,505
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	17,845,673	9,493,759
0.13%, 2/15/2052	17,547,474	9,141,480
0.25%, 2/15/2050	14,761,155	8,371,766
0.63%, 2/15/2043	16,080,086	11,905,859
0.75%, 2/15/2042	18,768,820	14,539,971
0.75%, 2/15/2045	26,307,740	18,957,501
0.88%, 2/15/2047	14,415,201	10,260,413
1.00%, 2/15/2046	11,693,496	8,701,377
1.00%, 2/15/2048	9,937,275	7,156,779
1.00%, 2/15/2049	9,186,463	6,528,848
1.38%, 2/15/2044	21,183,313	17,590,425
1.50%, 2/15/2053	15,498,297	11,871,332
2.13%, 2/15/2054	16,368,379	14,426,552
2.38%, 2/15/2055	15,976,994	14,837,072
2.38%, 2/15/2056	12,501,184	11,622,927
U.S. Treasury Inflation-Indexed Notes:
1.13%, 1/15/2033	2,440,558	2,371,917
1.38%, 7/15/2033	37,949,550	37,432,192
1.75%, 1/15/2034	46,827,381	47,017,617
1.88%, 7/15/2034	49,382,230	50,018,798
1.88%, 7/15/2035	54,235,415	54,444,095
1.88%, 1/15/2036	34,993,332	34,888,079
2.13%, 1/15/2035	51,662,468	52,967,147
TOTAL U.S. TREASURY OBLIGATIONS (Cost $524,747,927)		517,630,411

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 22.1%
State Street SPDR Portfolio Emerging Markets ETF (a)	1,161,920	$59,536,781
State Street SPDR Portfolio S&P 500 ETF (a)	2,184,127	184,689,779
State Street SPDR S&P China ETF (a)	439,441	42,278,618
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $262,215,637)		286,505,178
SHORT-TERM INVESTMENT — 33.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $434,864,704)	434,864,704	434,864,704
TOTAL INVESTMENTS — 95.3% (Cost $1,221,828,268)		1,239,000,293
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.7%		60,813,655
NET ASSETS — 100.0%		$1,299,813,948

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at April 30, 2026.
At April 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note Futures (long)	2,840	06/18/2026	$320,404,768	$314,068,461	$(6,336,307)
COMEX Gold 100 Troy Ounces Futures (long)	262	06/26/2026	130,953,816	121,295,520	(9,658,296)
Eurex 10 Year Euro BUND Futures (long)	1,575	06/08/2026	236,368,028	231,609,225	(4,758,803)
Eurex EURO STOXX 50 Futures (long)	1,736	06/19/2026	116,089,605	118,926,566	2,836,961
FTSE 100 Index Futures (long)	347	06/19/2026	48,548,720	48,936,828	388,108
Long Gilt Futures (long)	672	06/26/2026	83,758,513	79,069,459	(4,689,054)
SFE 10 Year Australian Bond Futures (long)	1,517	06/15/2026	117,378,707	116,767,993	(610,714)
SFE S&P ASX Share Price Index 200 Futures (long)	291	06/18/2026	45,341,077	45,336,781	(4,296)
TSE TOPIX Futures (long)	254	06/11/2026	59,182,391	60,685,747	1,503,356
U.S. Treasury Bond Futures (long)	1,322	06/18/2026	154,299,175	149,179,437	(5,119,738)
					$(26,448,783)
See accompanying notes to financial statements.
1

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

During the period ended April 30, 2026, the average notional value related to futures contracts was $928,573,968.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	Quarterly	USD	$33,996,568	6/15/2026	JPMorgan Securities LLC	$—	$1,495,557	$1,495,557
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	Quarterly	USD	$17,953,058	9/15/2026	JPMorgan Securities LLC	$—	$1,193,624	$1,193,624
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	Quarterly	USD	$27,934,245	9/15/2026	JPMorgan Securities LLC	$—	$1,857,231	$1,857,231
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	Quarterly	USD	$31,431,277	12/15/2026	BNP Paribas SA	$—	$2,089,734	$2,089,734
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$4,572,000	6/15/2026	Societe Generale SA	$—	$207,393	$207,393
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,000,000	6/15/2026	BNP Paribas SA	$—	$138,904	$138,904
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$23,936,344	6/15/2026	Citibank NA	$—	$1,591,427	$1,591,427
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$70,009,400	6/15/2026	Goldman Sachs & Co. LLC	$—	$4,654,632	$4,654,632
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$23,771,009	6/15/2026	Societe Generale SA	$—	$1,580,435	$1,580,435
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,852,532	6/15/2026	JPMorgan Securities LLC	$—	$123,167	$123,167
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$30,090,588	6/15/2026	Bank of America NA	$—	$2,000,597	$2,000,597
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,155,000	6/15/2026	Societe Generale SA	$—	$174,772	$174,772
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$4,159,900	6/15/2026	Societe Generale SA	$—	$230,618	$230,618
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$9,000,000	6/15/2026	BNP Paribas SA	$—	$565,716	$565,716
Receive	Bloomberg Commodity Index Total Return Index	U.S. Treasury 3 Month Bill	At Maturity	USD	$5,000,000	6/15/2026	BNP Paribas SA	$—	$288,782	$288,782
Total								$—	$18,192,589	$18,192,589
See accompanying notes to financial statements.
2

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

During the period ended April 30, 2026, the average notional value related to OTC swaps contracts was $203,492,371.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$517,630,411	$—	$517,630,411
Mutual Funds and Exchange Traded Products	286,505,178	—	—	286,505,178
Short-Term Investment	434,864,704	—	—	434,864,704
TOTAL INVESTMENTS	$721,369,882	$517,630,411	$—	$1,239,000,293
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Appreciation	$—	$18,192,589	$—	$18,192,589
Futures Contracts - Unrealized Appreciation	4,728,425	—	—	4,728,425
Futures Contracts - Unrealized Depreciation	(31,177,208)	—	—	(31,177,208)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(26,448,783)	$18,192,589	$—	$(8,256,194)
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	243,862,403	$243,862,403	$439,123,775	$248,121,474	$—	$—	434,864,704	$434,864,704	$5,656,484
State Street SPDR Portfolio Emerging Markets ETF	580,119	27,602,062	28,282,323	—	—	3,652,396	1,161,920	59,536,781	474,285
State Street SPDR Portfolio S&P 500 ETF	1,106,550	88,789,572	90,174,302	4,087,514	50,028	9,763,391	2,184,127	184,689,779	654,268
State Street SPDR S&P China ETF	185,344	18,886,554	25,296,107	355,581	92,837	(1,641,299)	439,441	42,278,618	268,827
Total		$379,140,591	$582,876,507	$252,564,569	$142,865	$11,774,488		$721,369,882	$7,053,864
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$517,630,411
Investments in affiliated issuers, at value	721,369,882
Total Investments	1,239,000,293
Net cash at broker	71,044,930
Cash	1,438,974
Receivable for accumulated variation margin on swap contracts	16,906,783
Receivable for fund shares sold	5,962,229
Unrealized appreciation on OTC swap contracts	271,034
Dividends receivable — unaffiliated issuers	2,001,635
Dividends receivable — affiliated issuers	1,246,222
TOTAL ASSETS	1,337,872,100
LIABILITIES
Foreign cash due to broker, at value	3,453,396
Payable for investments purchased	7,358,702
Payable to broker – accumulated variation margin on open futures contracts	26,429,968
Advisory fee payable	816,049
Trustees’ fees and expenses payable	37
TOTAL LIABILITIES	38,058,152
NET ASSETS	$1,299,813,948
NET ASSETS CONSIST OF:
Paid-in capital	$1,206,219,559
Total distributable earnings (loss)	93,594,389
NET ASSETS	$1,299,813,948
NET ASSET VALUE PER SHARE
Net asset value per share	$29.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	43,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$524,747,927
Investments in affiliated issuers	697,080,341
Total cost of investments	$1,221,828,268
Foreign currency at broker, at cost	$3,461,573
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,986,266
Dividend income — affiliated issuers	7,053,864
TOTAL INVESTMENT INCOME (LOSS)	15,040,130
EXPENSES
Advisory fee	3,543,027
Trustees’ fees and expenses	1,989
TOTAL EXPENSES	3,545,016
NET INVESTMENT INCOME (LOSS)	$11,495,114
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	141,400
Investments — affiliated issuers	142,865
Foreign currency transactions	303,969
Futures contracts	32,765,455
Swap contracts	49,195,222
Net realized gain (loss)	82,548,911
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(8,660,136)
Investments — affiliated issuers	11,774,488
Foreign currency translations	(69,690)
Futures contracts	(41,446,390)
Swap contracts	14,065,094
Net change in unrealized appreciation/depreciation	(24,336,634)
NET REALIZED AND UNREALIZED GAIN (LOSS)	58,212,277
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,707,391
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 4/30/26 (Unaudited)	For the Period 3/6/25*- 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,495,114	$5,740,839
Net realized gain (loss)	82,548,911	6,727,238
Net change in unrealized appreciation/depreciation	(24,336,634)	33,260,642
Net increase (decrease) in net assets resulting from operations	69,707,391	45,728,719
Net equalization credits and charges	(1,834,487)	7,275,188
Distributions to shareholders	(30,515,686)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	664,907,671	608,522,481
Cost of shares redeemed	(55,155,729)	(4,044,233)
Net income equalization	1,834,487	(7,275,188)
Other capital	358,481	304,853
Net increase (decrease) in net assets from beneficial interest transactions	611,944,910	597,507,913
Net increase (decrease) in net assets during the period	649,302,128	650,511,820
Net assets at beginning of period	650,511,820	—
NET ASSETS AT END OF PERIOD	$1,299,813,948	$650,511,820
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,800,000	22,900,000
Shares redeemed	(1,950,000)	(150,000)
Net increase (decrease) from share transactions	20,850,000	22,750,000

*	Commencement of operations.
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Bridgewater All Weather ETF
	Six Months Ended 4/30/26 (Unaudited)	For the Period 3/6/25*- 10/31/25
Net asset value, beginning of period	$28.59	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.57
Net realized and unrealized gain (loss) (b)	2.19	2.27
Total from investment operations	2.56	2.84
Net equalization credits and charges (a)	(0.06)	0.72
Other capital (a)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.86)	—
Net realized gains	(0.43)	—
Total distributions	(1.29)	—
Net asset value, end of period	$29.81	$28.59
Total return (c)	9.13%	14.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,299,814	$650,512
Ratios to average net assets:
Total expenses	0.80%(d)	0.80%(d)
Net investment income (loss)	2.60%(d)	3.25%(d)
Portfolio turnover rate (e)	6%(f)	99%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2026, the Trust consists of forty-three (43) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the State Street Bridgewater All Weather ETF (formerly SPDR Bridgewater All Weather ETF) (the "Fund"), a diversified investment company under the 1940 Act, formed on March 5, 2025 and commenced operations on March 6, 2025, and the State Street All Weather Strategy Cayman Ltd., a wholly-owned subsidiary of the Fund that is an exempted limited company organized under the laws of the Cayman Islands (the "Subsidiary").
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The Fund consolidates its investments in the Subsidiary. All material intercompany balances and transactions have been eliminated.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
8

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflationprotected securities, and at the bid price for all other fixed income assets as provided by independent pricingservices or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of April 30, 2026 is disclosed in the Fund's Consolidated Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
9

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Fund's Consolidated Statement of Assets and Liabilities.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Consolidated Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Consolidated Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Consolidated Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
10

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The
11

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and Foreign cash due to broker, at value, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Consolidated Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
The following tables summarize the value of the Fund's derivative instruments as of April 30, 2026, and the related location in the accompanying Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Bridgewater All Weather ETF
Swap Contracts	$—	$—	$—	$—	$16,906,783	$16,906,783

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Bridgewater All Weather ETF
Futures Contracts	$21,496,828	$—	$—	$4,933,140	$—	$26,429,968

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Bridgewater All Weather ETF
Futures Contracts	$893,076	$—	$—	$31,872,379	$—	$32,765,455
Swap Contracts	—	—	—	—	49,195,222	49,195,222

12

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Bridgewater All Weather ETF
Futures Contracts	(18,006,667)	$—	$—	(23,439,723)	$—	(41,446,390)
Swap Contracts	—	—	—	—	14,065,094	14,065,094

Offsetting of Financial Assets and Derivative Assets
	Total Return Swaps
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of America NA	$2,000,597	$—	$—	$2,000,597
BNP Paribas SA	3,083,136	—	—	3,083,136
Citibank NA	1,591,427	—	(332,000)	1,259,427
Goldman Sachs & Co. LLC	4,654,632	—	—	4,654,632
JPMorgan Securities LLC	4,669,579	—	—	4,669,579
Societe Generale SA	2,193,218	—	—	2,193,218
	$18,192,589	$—	$(332,000)	$17,860,589
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets. The fees are accrued daily and paid monthly.
With respect to the Fund, the Advisory fee is reduced by the acquired fund fees and expenses attributable to the Fund investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes) and as a result, the net annualized advisory fee was 0.79% for the period ended April 30, 2026.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Bridgewater Associates, LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
13

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended April 30, 2026 are disclosed in the Consolidated Schedule of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended April 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Bridgewater All Weather ETF	$272,054,748	$26,188,366	$143,752,732	$4,443,095
8. Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of April 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Bridgewater All Weather ETF	$1,236,593,773	$47,705,233	$53,554,907	$(5,849,674)
9. Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investing in markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
14

SSGA ACTIVE TRUST
STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Equity Investing Risk
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

Semi-Annual Financial Statements and Other Information
April 30, 2026
SSGA Active Trust
State Street Galaxy Transformative Tech Accelerators ETF (formerly SPDR Galaxy Transformative Tech Accelerators ETF)
State Street Galaxy Digital Asset Ecosystem ETF (formerly SPDR Galaxy Digital Asset Ecosystem ETF)
State Street Galaxy Hedged Digital Asset Ecosystem ETF (formerly SPDR Galaxy Hedged Digital Asset Ecosystem ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
(Consolidated) Schedules of Investments (Unaudited) (N-CSR Item 6)	1
State Street Galaxy Transformative Tech Accelerators ETF (TEKX) (formerly SPDR Galaxy Transformative Tech Accelerators ETF)	1
State Street Galaxy Digital Asset Ecosystem ETF (DECO) (formerly SPDR Galaxy Digital Asset Ecosystem ETF)	3
State Street Galaxy Hedged Digital Asset Ecosystem ETF (HECO) (formerly SPDR Galaxy Hedged Digital Asset Ecosystem ETF)	5
(Consolidated) Financial Statements (Unaudited) (N-CSR Item 7)	8
(Consolidated) Financial Highlights (Unaudited) (N-CSR Item 7)	12
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	15
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This Page Intentionally Left Blank]

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
AUTOMOBILES — 1.4%
Tesla, Inc. (a)	228	$87,012
CAPITAL MARKETS — 2.5%
Robinhood Markets, Inc. Class A (a)	2,073	151,101
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	1,405	103,169
Entergy Corp.	680	80,179
		183,348
ELECTRICAL EQUIPMENT — 13.5%
Hubbell, Inc.	422	214,448
nVent Electric PLC	436	62,304
Schneider Electric SE	201	63,331
Siemens Energy AG	1,942	411,372
Vertiv Holdings Co. Class A	197	64,713
		816,168
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	875	128,861
Coherent Corp. (a)	189	60,425
		189,286
FINANCIAL SERVICES — 1.4%
Mastercard, Inc. Class A	84	42,245
Visa, Inc. Class A	127	41,890
		84,135
HOTELS, RESTAURANTS & LEISURE — 1.1%
Target Hospitality Corp. (a)	4,697	68,294
INDUSTRIAL CONGLOMERATES — 2.3%
Willow Lane Acquisition Corp. Class A (a)	7,946	137,943
MACHINERY — 2.3%
Flowserve Corp.	1,928	141,978
METALS & MINING — 3.2%
Freeport-McMoRan, Inc.	3,397	196,279
OIL, GAS & CONSUMABLE FUELS — 1.7%
Centrus Energy Corp. Class A (a)	82	17,299
Exxon Mobil Corp.	568	87,659
		104,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.8%
Applied Materials, Inc.	236	93,100
Security Description	Shares	Value
Lam Research Corp.	177	$45,641
Micron Technology, Inc.	500	258,580
NVIDIA Corp.	1,211	241,679
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	349	138,225
		777,225
SOFTWARE — 49.9%
Cipher Digital, Inc. (a)	24,881	441,389
Cleanspark, Inc. (a)	25,278	316,733
Crowdstrike Holdings, Inc. Class A (a)	491	218,863
Datadog, Inc. Class A (a)	1,709	225,913
Hut 8 Corp. (a)	807	61,155
Keel Infrastructure Corp. (a)	172,702	523,287
Microsoft Corp.	382	155,772
Palo Alto Networks, Inc. (a)	1,303	233,654
Riot Platforms, Inc. (a)	45,780	789,247
Terawulf, Inc. (a)	2,846	61,843
		3,027,856
TOTAL COMMON STOCKS (Cost $5,329,244)		5,965,583
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $107,380)	107,380	107,380
TOTAL INVESTMENTS — 100.0% (Cost $5,436,624)		6,072,963
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		255
NET ASSETS — 100.0%		$6,073,218

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at April 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to financial statements.

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,965,583	$—	$—	$5,965,583
Short-Term Investment	107,380	—	—	107,380
TOTAL INVESTMENTS	$6,072,963	$—	$—	$6,072,963
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	59,367	$59,367	$456,823	$408,810	$—	$—	107,380	$107,380	$529
See accompanying notes to financial statements.
2

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
BANKS — 2.2%
JPMorgan Chase & Co.	1,105	$346,119
CAPITAL MARKETS — 8.3%
Blackrock, Inc.	299	318,614
Coinbase Global, Inc. Class A (a)	504	94,636
Morgan Stanley	1,615	307,803
Robinhood Markets, Inc. Class A (a)	8,177	596,022
		1,317,075
ELECTRICAL EQUIPMENT — 3.6%
nVent Electric PLC	1,343	191,915
Powell Industries, Inc.	598	165,807
Vertiv Holdings Co. Class A	629	206,620
		564,342
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	1,580	232,687
FINANCIAL SERVICES — 4.5%
Mastercard, Inc. Class A	678	340,980
Visa, Inc. Class A	1,095	361,175
		702,155
INDUSTRIAL CONGLOMERATES — 1.8%
Willow Lane Acquisition Corp. Class A (a)	16,712	290,120
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.3%
Applied Materials, Inc.	1,053	415,398
Lam Research Corp.	1,631	420,570
Micron Technology, Inc.	1,303	673,860
NVIDIA Corp.	3,139	626,450
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	708	280,410
		2,416,688
SOFTWARE — 58.1%
Cipher Digital, Inc. (a)	79,096	1,403,163
Cleanspark, Inc. (a)	100,317	1,256,972
Crowdstrike Holdings, Inc. Class A (a)	1,246	555,404
Datadog, Inc. Class A (a)	4,340	573,705
Security Description	Shares	Value
Hut 8 Corp. (a)	5,311	$402,468
Keel Infrastructure Corp. (a)	480,073	1,454,621
Microsoft Corp.	1,207	492,190
Palo Alto Networks, Inc. (a)	3,354	601,439
Riot Platforms, Inc. (a)	121,386	2,092,695
Terawulf, Inc. (a)	15,155	329,318
		9,161,975
TOTAL COMMON STOCKS (Cost $12,232,724)		15,031,161
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.7%
iShares Ethereum Trust ETF	8,361	142,806
Solana ETF	16,107	134,655
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $669,492)		277,461
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $471,629)	471,629	471,629
TOTAL INVESTMENTS — 100.0% (Cost $13,373,845)		15,780,251
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(3,575)
NET ASSETS — 100.0%		$15,776,676

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at April 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,031,161	$—	$—	$15,031,161
Mutual Funds and Exchange Traded Products	277,461	—	—	277,461
Short-Term Investment	471,629	—	—	471,629
TOTAL INVESTMENTS	$15,780,251	$—	$—	$15,780,251
See accompanying notes to financial statements.
3

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	314,787	$314,787	$1,425,485	$1,268,643	$—	$—	471,629	$471,629	$2,425
See accompanying notes to financial statements.
4

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.5%
BANKS — 2.2%
JPMorgan Chase & Co.	5,648	$1,769,123
CAPITAL MARKETS — 8.3%
Blackrock, Inc.	1,541	1,642,089
Coinbase Global, Inc. Class A (a)	2,593	486,888
Morgan Stanley	8,264	1,575,036
Robinhood Markets, Inc. Class A (a)	41,997	3,061,161
		6,765,174
ELECTRICAL EQUIPMENT — 3.4%
nVent Electric PLC	6,723	960,717
Powell Industries, Inc.	3,117	864,250
Vertiv Holdings Co. Class A	2,971	975,944
		2,800,911
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	8,059	1,186,849
FINANCIAL SERVICES — 4.7%
Mastercard, Inc. Class A	3,645	1,833,143
Visa, Inc. Class A	5,971	1,969,475
		3,802,618
INDUSTRIAL CONGLOMERATES — 1.8%
Willow Lane Acquisition Corp. Class A (a)	86,642	1,504,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.5%
Applied Materials, Inc.	5,488	2,164,961
Lam Research Corp.	8,506	2,193,357
Micron Technology, Inc.	6,792	3,512,551
NVIDIA Corp.	16,160	3,225,052
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,986	1,578,695
		12,674,616
SOFTWARE — 58.1%
Cipher Digital, Inc. (a)	405,639	7,196,036
Cleanspark, Inc. (a)	512,867	6,426,224
Crowdstrike Holdings, Inc. Class A (a)	6,758	3,012,378
Datadog, Inc. Class A (a)	22,787	3,012,214
Hut 8 Corp. (a)	27,679	2,097,515
Keel Infrastructure Corp. (a)	2,449,015	7,420,515
Microsoft Corp.	6,222	2,537,207
Palo Alto Networks, Inc. (a)	17,437	3,126,803
Riot Platforms, Inc. (a)	633,968	10,929,608
Terawulf, Inc. (a)	78,988	1,716,409
		47,474,909
TOTAL COMMON STOCKS (Cost $63,118,837)		77,978,305
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.7%
iShares Ethereum Trust ETF	43,654	745,610
Security Description	Shares	Value
Solana ETF	82,185	$687,067
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,330,211)		1,432,677

	Contracts
PUT OPTIONS PURCHASED — 0.7%
Amphenol Corp. (Strike price $130, expiring 05/15/2026)	4,000	3,800
Applied Materials, Inc. (Strike price $350, expiring 05/15/2026)	3,000	19,050
Blackrock, Inc. (Strike price $1000, expiring 05/15/2026)	1,000	5,500
Cipher Digital, Inc. (Strike price $15, expiring 05/15/2026)	300,000	198,000
Datadog, Inc. (Strike price $115, expiring 05/15/2026)	15,000	54,750
JPMorgan Chase & Co. (Strike price $295, expiring 05/15/2026)	4,000	4,460
Lam Research Corp. (Strike price $230, expiring 05/15/2026)	4,200	16,065
Mastercard, Inc. (Strike price $495, expiring 05/15/2026)	3,000	18,150
Micron Technology, Inc. (Strike price $400, expiring 05/15/2026)	4,000	9,300
Microsoft Corp. (Strike price $395, expiring 05/15/2026)	3,000	12,825
Morgan Stanley (Strike price $175, expiring 05/15/2026)	6,000	4,380
Riot Platforms, Inc. (Strike price $15, expiring 05/15/2026)	300,000	136,500
Terawulf, Inc. (Strike price $17, expiring 05/15/2026)	100,000	33,000
Vertiv Holdings Co. (Strike price $270, expiring 05/15/2026)	4,000	6,080
Visa, Inc. (Strike price $300, expiring 05/15/2026)	4,500	1,822
TOTAL PURCHASED OPTIONS (Cost $942,035)		523,682

	Shares
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $2,312,296)	2,312,296	2,312,296
TOTAL INVESTMENTS — 100.7% (Cost $69,703,379)		82,246,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(573,318)
NET ASSETS — 100.0%		$81,673,642

See accompanying notes to financial statements.
5

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at April 30, 2026.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
The Fund had the following written options contracts at April 30, 2026 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
Vertiv Holdings Co.	N/A	USD 350	05/15/2026	(20)	USD (700,000)	$(15,300)	$(15,961)	$661
Lam Research Corp.	N/A	USD 310	05/15/2026	(40)	USD (1,240,000)	(4,620)	(23,174)	18,554
Terawulf, Inc.	N/A	USD 24	05/15/2026	(500)	USD (1,200,000)	(48,500)	(38,725)	(9,775)
Amphenol Corp.	N/A	USD 170	05/15/2026	(50)	USD (850,000)	(2,250)	(15,053)	12,803
Applied Materials, Inc.	N/A	USD 450	05/15/2026	(40)	USD (1,800,000)	(21,300)	(30,099)	8,799
Morgan Stanley	N/A	USD 200	05/15/2026	(40)	USD (800,000)	(3,940)	(7,095)	3,155
JPMorgan Chase & Co.	N/A	USD 325	05/15/2026	(30)	USD (975,000)	(5,040)	(8,773)	3,733
Visa, Inc.	N/A	USD 335	05/15/2026	(30)	USD (1,005,000)	(10,125)	(6,613)	(3,512)
Mastercard, Inc.	N/A	USD 550	05/15/2026	(25)	USD (1,375,000)	(1,750)	(14,188)	12,438
Cipher Digital, Inc.	N/A	USD 23	05/15/2026	(2,000)	USD (4,600,000)	(75,000)	(114,902)	39,902
Blackrock, Inc.	N/A	USD 1,120	05/15/2026	(4)	USD (448,000)	(2,460)	(4,117)	1,657
Microsoft Corp.	N/A	USD 470	05/15/2026	(40)	USD (1,880,000)	(1,560)	(22,778)	21,218
Datadog, Inc.	N/A	USD 150	05/15/2026	(150)	USD (2,250,000)	(65,250)	(41,344)	(23,906)
Crowdstrike Holdings, Inc.	N/A	USD 470	05/15/2026	(50)	USD (2,350,000)	(41,125)	(33,472)	(7,653)
Micron Technology, Inc.	N/A	USD 540	05/15/2026	(50)	USD (2,700,000)	(105,500)	(63,103)	(42,397)
Cleanspark, Inc.	N/A	USD 15	05/15/2026	(2,500)	USD (3,750,000)	(72,500)	(74,629)	2,129
Put Options:
Microsoft Corp.	N/A	USD 370	05/15/2026	(30)	USD (1,110,000)	(2,490)	(11,293)	8,803
Terawulf, Inc.	N/A	USD 15	05/15/2026	(1,000)	USD (1,500,000)	(20,000)	(52,451)	32,451
Blackrock, Inc.	N/A	USD 960	05/15/2026	(10)	USD (960,000)	(3,325)	(8,275)	4,950
Applied Materials, Inc.	N/A	USD 320	05/15/2026	(30)	USD (960,000)	(7,845)	(14,923)	7,078
Micron Technology, Inc.	N/A	USD 350	05/15/2026	(40)	USD (1,400,000)	(3,240)	(22,978)	19,738
Lam Research Corp.	N/A	USD 200	05/15/2026	(42)	USD (840,000)	(3,465)	(9,709)	6,244
Cipher Digital, Inc.	N/A	USD 13	05/15/2026	(2,000)	USD (2,600,000)	(56,000)	(89,990)	33,990
Vertiv Holdings Co.	N/A	USD 240	05/15/2026	(40)	USD (960,000)	(1,680)	(14,298)	12,618
Amphenol Corp.	N/A	USD 115	05/15/2026	(40)	USD (460,000)	(600)	(5,298)	4,698
Visa, Inc.	N/A	USD 285	05/15/2026	(45)	USD (1,282,500)	(540)	(8,360)	7,820
JPMorgan Chase & Co.	N/A	USD 275	05/15/2026	(40)	USD (1,100,000)	(980)	(4,055)	3,075
Morgan Stanley	N/A	USD 160	05/15/2026	(60)	USD (960,000)	(1,650)	(4,107)	2,457
Mastercard, Inc.	N/A	USD 470	05/15/2026	(30)	USD (1,410,000)	(3,900)	(9,923)	6,023
Datadog, Inc.	N/A	USD 100	05/15/2026	(150)	USD (1,500,000)	(19,050)	(34,019)	14,969
						$(600,985)	$(803,705)	$202,720
See accompanying notes to financial statements.
6

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

During the period ended April 30, 2026, the average notional value related to written call option contracts was $655,418 and written put option contracts was $55,648.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$77,978,305	$—	$—	$77,978,305
Mutual Funds and Exchange Traded Products	1,432,677	—	—	1,432,677
Put Options Purchased	523,682	—	—	523,682
Short-Term Investment	2,312,296	—	—	2,312,296
TOTAL INVESTMENTS	$82,246,960	$—	$—	$82,246,960
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(600,985)	$—	$—	$(600,985)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(600,985)	$—	$—	$(600,985)
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,505,627	$1,505,627	$11,557,696	$10,751,027	$—	$—	2,312,296	$2,312,296	$10,940
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	State Street Galaxy Transformative Tech Accelerators ETF	State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
ASSETS
Investments in unaffiliated issuers, at value	$5,965,583	$15,308,622	$79,934,664
Investments in affiliated issuers, at value	107,380	471,629	2,312,296
Total Investments	6,072,963	15,780,251	82,246,960
Foreign currency, at value	1,362	—	—
Net cash at broker	—	—	103,495
Cash	—	1,000	—
Dividends receivable — unaffiliated issuers	1,371	2,487	12,847
Dividends receivable — affiliated issuers	135	748	4,343
Receivable for foreign taxes recoverable	168	—	—
TOTAL ASSETS	6,075,999	15,784,486	82,367,645
LIABILITIES
Due to custodian	—	—	38,300
Written options, at value	—	—	600,985
Advisory fee payable	2,781	7,810	54,676
Trustees’ fees and expenses payable	—	—	42
TOTAL LIABILITIES	2,781	7,810	694,003
NET ASSETS	$6,073,218	$15,776,676	$81,673,642
NET ASSETS CONSIST OF:
Paid-in capital	$5,587,012	$14,368,277	$81,703,652
Total distributable earnings (loss)	486,206	1,408,399	(30,010)
NET ASSETS	$6,073,218	$15,776,676	$81,673,642
NET ASSET VALUE PER SHARE
Net asset value per share	$50.61	$56.35	$49.50
Shares outstanding (unlimited amount authorized, $0.01 par value)	120,000	280,000	1,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,329,244	$12,902,216	$67,391,083
Investments in affiliated issuers	107,380	471,629	2,312,296
Total cost of investments	$5,436,624	$13,373,845	$69,703,379
Foreign currency, at cost	$1,332	$—	$—
Written options premium received	$—	$—	$803,705
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

	State Street Galaxy Transformative Tech Accelerators ETF	State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$9,444	$22,263	$111,480
Dividend income — affiliated issuers	529	2,425	10,940
Foreign taxes withheld	(244)	(380)	(1,928)
TOTAL INVESTMENT INCOME (LOSS)	9,729	24,308	120,492
EXPENSES
Advisory fee	11,420	46,092	315,188
Trustees’ fees and expenses	6	49	244
TOTAL EXPENSES	11,426	46,141	315,432
NET INVESTMENT INCOME (LOSS)	$(1,697)	$(21,833)	$(194,940)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(102,643)	(910,246)	(3,870,873)
In-kind redemptions — unaffiliated issuers	710,507	3,789,813	24,736,791
Foreign currency transactions	(5)	—	—
Purchased options	—	—	350,653
Written options	—	—	1,533,326
Net realized gain (loss)	607,859	2,879,567	22,749,897
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	43,703	(2,308,508)	(17,576,534)
Foreign currency translations	11	—	—
Written options	—	—	(243,480)
Net change in unrealized appreciation/depreciation	43,714	(2,308,508)	(17,820,014)
NET REALIZED AND UNREALIZED GAIN (LOSS)	651,573	571,059	4,929,883
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$649,876	$549,226	$4,734,943
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Galaxy Transformative Tech Accelerators ETF		State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,697)	$1,768	$(21,833)	$(21,612)
Net realized gain (loss)	607,859	359,316	2,879,567	3,251,716
Net change in unrealized appreciation/depreciation	43,714	(357,329)	(2,308,508)	3,496,622
Net increase (decrease) in net assets resulting from operations	649,876	3,755	549,226	6,726,726
Net equalization credits and charges	(7,003)	809	7,309	(4,252)
Distributions to shareholders	(8,466)	(193,989)	(152,350)	(144,765)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,868,280	3,118,131	10,783,703	10,335,462
Cost of shares redeemed	(4,108,548)	(6,401,886)	(11,405,449)	(7,561,759)
Net income equalization	7,003	(809)	(7,309)	4,252
Other capital	2,454	947	6,470	3,489
Net increase (decrease) in net assets from beneficial interest transactions	2,769,189	(3,283,617)	(622,585)	2,781,444
Net increase (decrease) in net assets during the period	3,403,596	(3,473,042)	(218,400)	9,359,153
Net assets at beginning of period	2,669,622	6,142,664	15,995,076	6,635,923
NET ASSETS AT END OF PERIOD	$6,073,218	$2,669,622	$15,776,676	$15,995,076
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	90,000	210,000	260,000
Shares redeemed	(90,000)	(230,000)	(220,000)	(180,000)
Net increase (decrease) from share transactions	60,000	(140,000)	(10,000)	80,000
See accompanying notes to financial statements.
10

State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25

$(194,940)	$170,821
22,749,897	21,200,753
(17,820,014)	7,222,423
4,734,943	28,593,997
111,351	287,850
—	(3,283,652)

44,045,248	35,960,646
(63,376,450)	(89,092,967)
(111,351)	(287,850)
52,854	31,741
(19,389,699)	(53,388,430)
(14,543,405)	(27,790,235)
96,217,047	124,007,282
$81,673,642	$96,217,047

980,000	950,000
(1,400,000)	(2,880,000)
(420,000)	(1,930,000)
11

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Galaxy Transformative Tech Accelerators ETF
	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$44.49	$30.71	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.02	(0.00)(b)
Net realized and unrealized gain (loss) (c)	6.34	14.71	5.71
Total from investment operations	6.32	14.73	5.71
Net equalization credits and charges (a)	(0.09)	0.01	—
Other capital (a)	0.03	0.01	—
Distributions to shareholders from:
Net investment income	(0.14)	(0.01)	—
Net realized gains	—	(0.96)	—
Total distributions	—	(0.97)	—
Net asset value, end of period	$50.61	$44.49	$30.71
Total return (d)	14.16%	49.91%	22.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,073	$2,670	$6,143
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.65%(e)
Net investment income (loss)	(0.10)%(e)	0.05%	(0.03)%(e)
Portfolio turnover rate (f)	49%(g)	124%	28%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
12

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$55.16	$31.60	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.08)	(0.08)	(0.01)
Net realized and unrealized gain (loss) (b)	1.75	24.21	6.61
Total from investment operations	1.67	24.13	6.60
Net equalization credits and charges (a)	0.03	(0.02)	(0.00)(c)
Other capital (a)	0.02	0.01	—
Distributions to shareholders from:
Net investment income	(0.53)	(0.05)	—
Net realized gains	—	(0.51)	—
Total distributions	—	(0.56)	—
Net asset value, end of period	$56.35	$55.16	$31.60
Total return (d)	3.34%	77.58%	26.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,777	$15,995	$6,636
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.65%(e)
Net investment income (loss)	(0.31)%(e)	(0.22)%	(0.15)%(e)
Portfolio turnover rate (f)	41%(g)	130%	28%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.00005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
13

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$46.48	$31.00	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)	0.06	0.06
Net realized and unrealized gain (loss) (b)	3.04	16.13	5.94
Total from investment operations	2.92	16.19	6.00
Net equalization credits and charges (a)	0.07	0.10	—
Other capital (a)	0.03	0.01	—
Distributions to shareholders from:
Net investment income	—	(0.30)	—
Net realized gains	—	(0.52)	—
Total distributions	—	(0.82)	—
Net asset value, end of period	$49.50	$46.48	$31.00
Total return (c)	6.49%	53.88%	23.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,674	$96,217	$124,007
Ratios to average net assets:
Total expenses	0.88%(d)	0.89%	0.85%(d)
Net investment income (loss)	(0.54)%(d)	0.18%	1.41%(d)
Portfolio turnover rate (e)	43%(f)	141%	28%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
14

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2026, the Trust consists of forty-three (43) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”) and their respective wholly-owned subsidiary, if applicable. Each such wholly-owned subsidiary is an exempted limited company organized under the laws of the Cayman Islands (each, a "Subsidiary" and collectively the "Subsidiaries"):
Fund	Wholly-owned Subsidiary
State Street Galaxy Transformative Tech Accelerators ETF (formerly SPDR Galaxy Transformative Tech Accelerators ETF)	N/A
State Street Galaxy Digital Asset Ecosystem ETF (formerly SPDR Galaxy Digital Asset Ecosystem ETF)	State Street Digital Asset Ecosystem Cayman Ltd.
State Street Galaxy Hedged Digital Asset Ecosystem ETF (formerly SPDR Galaxy Hedged Digital Asset Ecosystem ETF)	State Street Hedged Digital Asset Ecosystem Cayman Ltd.
The Funds were formed on September 9, 2024 and commenced operations on September 10, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The State Street Galaxy Digital Asset Ecosystem ETF and State Street Galaxy Hedged Digital Asset Ecosystem ETF consolidate their investments in the Subsidiaries. All material intercompany balances and transactions have been eliminated.
15

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
16

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of April 30, 2026, is disclosed in each Fund’s respective (Consolidated) Schedules of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
17

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

4. Derivative Financial Instruments
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
The following tables summarize the value of the Funds' derivative instruments as of April 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Purchased Options	$—	$—	$—	$523,682	$—	$523,682

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$600,985	$—	$600,985

18

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$1,533,326	$—	$1,533,326
Purchased Options	—	—	—	350,653	—	350,653

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$(243,480)	$—	$(243,480)
Purchased Options (a)	—	—	—	443,370	—	443,370

(a)	Statement of Operations location: Net change in unrealized appreciation/depreciation on Investments — unaffiliated issuers.
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Galaxy Transformative Tech Accelerators ETF	0.65%
State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	0.65
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	0.90 *

*
The Advisory fees were reduced for the SPDR Galaxy Hedged Digital Asset Ecosystem ETF by the acquired fund fees and expenses for the period ended April 30, 2026, the net annualized advisory fee was 0.88%.

With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Galaxy Digital Capital Management LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Fund Accountant and Sub-Administrator
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
19

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended April 30, 2026 are disclosed in the (Consolidated) Schedules of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended April 30, 2026 were as follows:
	Other Securities
	Purchases	Sales
State Street Galaxy Transformative Tech Accelerators ETF	$3,499,742	$1,694,003
State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	13,282,881	5,701,549
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	69,026,417	30,943,297
For the period ended April 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Galaxy Transformative Tech Accelerators ETF	$2,776,687	$1,878,298	$710,507
State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	—	8,527,442	3,789,813
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	—	56,251,185	24,736,791
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
20

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
State Street Galaxy Digital Asset Ecosystem ETF and State Street Galaxy Hedged Digital Asset Ecosystem ETF gain exposure to spot crypto assets and crypto asset futures by investing in their respective wholly-owned Subsidiary. Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, State Street Galaxy Digital Asset Ecosystem ETF and State Street Galaxy Hedged Digital Asset Ecosystem ETF will include in its taxable income its share of its wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
As of April 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Galaxy Transformative Tech Accelerators ETF	$5,481,693	$688,946	$97,676	$591,270
State Street Galaxy Digital Asset Ecosystem ETF (Consolidated)	13,439,773	2,866,957	526,479	2,340,478
State Street Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	78,455,827	14,601,965	11,411,817	3,190,148
10. Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Equity Investing Risk
The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
21

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Digital Asset Ecosystem Companies Risk
Digital Asset Ecosystem Companies may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to digital assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the Digital Asset Ecosystem and a fund. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of a fund’s strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, a fund. Digital Asset Ecosystem companies may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect Digital Asset Ecosystem companies. In addition, these companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Digital Asset Ecosystem companies are subject to more volatility than companies that do not rely as heavily on such technology. In addition, Digital Asset Ecosystem companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results. Digital Asset Ecosystem companies may also be impacted by the risks associated with crypto asset and crypto asset markets generally, as discussed in the Crypto Asset Risk discussion herein.
Transformative Tech Accelerator Companies Risk
Transformative Tech Accelerators are engaged in emerging industries and/or new technologies that may be unproven. Transformative Tech Accelerators are vulnerable to rapid changes in product cycles, and may have limited product lines, markets, financial resources or personnel.
Transformative Tech Accelerators typically face intense competition and potentially rapid product and service obsolescence. These companies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Transformative Tech Accelerators may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Additionally, these companies are subject to government regulations that may impact their profitability. Companies that rely heavily on technology tend to be more volatile than the overall market and are subject to additional risks specific to their industries. Transformative Tech Accelerators are also potential targets for cyber attacks, which may have a materially adverse impact on the performance of these companies.
Counterparty Risk
Each Fund will be subject to credit risk with respect to the counterparties with which a Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

Semi-Annual Financial Statements and Other Information
April 30, 2026
SSGA Active Trust
State Street IG Public & Private Credit ETF (formerly SPDR SSGA IG Public & Private Credit ETF)
State Street Short Duration IG Public & Private Credit ETF
State Street IG Public & Private ABS ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statements of Operations in the Financial Statements under Item 7 above

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 39.6%
AEROSPACE & DEFENSE — 1.5%
AP Hermes Holdings SARL 6.25%, 7/25/2048 (a) (b)	$1,164,847	$1,380,087
Boeing Co.:
2.95%, 2/1/2030	130,000	122,864
3.25%, 2/1/2035	130,000	112,289
6.30%, 5/1/2029	2,863,000	3,002,743
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	540,000	535,955
4.00%, 3/16/2029 (a)	330,000	326,400
4.30%, 3/16/2031 (a)	700,000	691,327
Howmet Aerospace, Inc. 4.85%, 10/15/2031	1,845,000	1,860,203
RTX Corp.:
4.13%, 11/16/2028	3,961,000	3,945,315
6.10%, 3/15/2034	205,000	220,609
		12,197,792
AGRICULTURE — 0.8%
BAT Capital Corp. 6.00%, 2/20/2034	155,000	163,905
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	258,000	265,051
Philip Morris International, Inc.:
4.90%, 11/1/2034	292,000	290,061
5.63%, 9/7/2033	2,000,000	2,086,620
Reynolds American, Inc. 5.70%, 8/15/2035	3,925,000	4,037,648
		6,843,285
AIRLINES — 1.8%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	12,378,080	15,100,904
AUTO MANUFACTURERS — 1.0%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	150,000	150,676
General Motors Co. 5.00%, 4/1/2035	56,000	54,118
General Motors Financial Co., Inc.:
2.70%, 6/10/2031	1,100,000	990,055
5.45%, 7/15/2030	1,985,000	2,033,335
5.75%, 2/8/2031	2,463,000	2,546,373
6.15%, 7/15/2035	2,200,000	2,290,640
		8,065,197
BANKS — 7.3%
Banco Santander SA:
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	2,975,000	2,674,852
4.60%, 4/15/2029	3,555,000	3,546,468
5.44%, 7/15/2031	3,104,000	3,195,040
6.61%, 11/7/2028	3,975,000	4,174,624
Security Description	Principal Amount	Value
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	$3,734,000	$3,245,070
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	2,651,000	2,541,514
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	2,975,000	2,959,113
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	2,000,000	2,052,360
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	2,000,000	1,840,200
2.64%, 9/30/2032	1,236,000	1,059,858
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (c)	2,067,000	2,098,460
JPMorgan Chase & Co. SOFR + 1.81%, 6.25%, 10/23/2034 (c)	4,925,000	5,286,396
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	2,074,000	2,055,790
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	498,000	496,113
Morgan Stanley:
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	4,925,000	5,056,547
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	4,925,000	5,114,711
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,662,000	1,659,341
U.S. Bancorp:
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	237,000	235,512
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,660,000	2,700,459
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	238,000	242,329
Wells Fargo & Co.:
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,025,000	5,120,626
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	2,975,000	3,046,489
		60,401,872
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	173,000	167,313
5.00%, 6/15/2034	3,592,000	3,634,457
Diageo Capital PLC 3.88%, 5/18/2028	150,000	148,893
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (a)	260,000	259,943
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 3/26/2031 (a)	$480,000	$480,514
		4,691,120
BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
2.77%, 9/1/2053	30,000	17,511
5.25%, 3/2/2033	239,000	244,609
Gilead Sciences, Inc. 5.10%, 6/15/2035	400,000	403,080
		665,200
COMMERCIAL SERVICES — 0.1%
Verisk Analytics, Inc.:
5.25%, 6/5/2034	385,000	384,138
5.50%, 6/15/2045	50,000	46,742
5.75%, 4/1/2033	750,000	777,915
		1,208,795
COMPUTERS — 0.6%
International Business Machines Corp.:
1.95%, 5/15/2030	1,110,000	1,002,940
2.85%, 5/15/2040	50,000	36,136
Leidos, Inc. 2.30%, 2/15/2031	4,025,000	3,578,346
		4,617,422
CONSTRUCTION MATERIALS — 0.1%
Carlisle Cos., Inc.:
5.25%, 9/15/2035	19,000	19,040
5.55%, 9/15/2040	56,000	55,395
Carrier Global Corp. 5.90%, 3/15/2034	197,000	207,849
Owens Corning 3.95%, 8/15/2029	181,000	177,789
		460,073
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	3,475,000	3,347,850
5.38%, 12/15/2031	861,000	878,401
AP Bosphorus Holdings Ltd. 3 mo. USD Term SOFR + 2.60%, 6.27%, 12/15/2037 (a) (b) (c)	3,000,000	2,976,900
Blackrock, Inc. 4.75%, 5/25/2033	75,000	75,545
Charles Schwab Corp. 4.00%, 2/1/2029	329,000	326,898
Jefferies Financial Group, Inc. 5.13%, 4/28/2031	2,140,000	2,111,731
Sumisho Air Lease Corp.:
4.40%, 3/24/2028 (a)	410,000	408,011
4.50%, 3/24/2029 (a)	410,000	407,384
4.85%, 3/24/2031 (a)	455,000	450,996
		10,983,716
Security Description	Principal Amount	Value
ELECTRIC — 2.6%
AEP Texas, Inc. 3.95%, 6/1/2028	$2,227,000	$2,204,329
AEP Transmission Co. LLC 5.40%, 3/15/2053	2,500,000	2,350,600
American Electric Power Co., Inc.:
5.63%, 3/1/2033	250,000	258,727
5.95%, 11/1/2032	1,120,000	1,180,570
Duke Energy Corp. 2.45%, 6/1/2030	268,000	247,112
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	128,000	130,842
Emera U.S. Finance LP 2.64%, 6/15/2031	100,000	89,037
Exelon Corp. 4.05%, 4/15/2030	165,000	161,579
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	168,000	167,731
4.75%, 1/15/2033	4,025,000	3,977,545
Georgia Power Co.:
4.55%, 3/15/2030	199,000	199,655
4.70%, 5/15/2032	57,000	57,181
NRG Energy, Inc.:
4.73%, 10/15/2030 (a)	192,000	189,796
5.41%, 10/15/2035 (a)	99,000	97,050
Ohio Power Co. 5.65%, 6/1/2034	136,000	139,838
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	1,500,000	1,486,080
4.20%, 3/1/2029	108,000	106,556
5.55%, 5/15/2029	1,760,000	1,800,181
6.15%, 1/15/2033	3,000,000	3,145,020
6.15%, 3/1/2055	2,000,000	1,941,800
Southern Co. 5 yr. CMT + 1.99%, 6.00%, 4/1/2058 (c)	2,000,000	2,020,980
		21,952,209
FOOD — 0.9%
Campbell's Co. 4.15%, 3/15/2028	3,279,000	3,244,931
J.M. Smucker Co.:
2.13%, 3/15/2032	263,000	226,230
4.25%, 3/15/2035	193,000	178,932
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.63%, 3/10/2037 (a)	3,000,000	2,990,910
5.95%, 4/20/2035	852,000	880,525
Sysco Corp. 4.45%, 3/15/2048	13,000	10,368
		7,531,896
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.1%
NiSource, Inc. 5 yr. CMT + 2.04%, 5.75%, 7/15/2056 (c)	$863,000	$861,706
HEALTH CARE SERVICES — 1.6%
Centene Corp.:
2.45%, 7/15/2028	2,070,000	1,953,438
3.38%, 2/15/2030	2,636,000	2,449,398
Cigna Group 3.05%, 10/15/2027	20,000	19,640
Elevance Health, Inc. 5.50%, 10/15/2032	99,000	102,017
HCA, Inc.:
3.13%, 3/15/2027	86,000	85,192
5.50%, 3/1/2032	496,000	508,132
5.50%, 6/1/2033	3,000,000	3,065,010
5.60%, 4/1/2034	4,925,000	5,045,071
5.75%, 3/1/2035	35,000	36,007
UnitedHealth Group, Inc.:
4.80%, 1/15/2030	99,000	100,224
5.30%, 6/15/2035	71,000	72,382
		13,436,511
HOUSEHOLD PRODUCTS — 0.0% *
Haleon U.S. Capital LLC:
3.63%, 3/24/2032	263,000	247,567
4.00%, 3/24/2052	11,000	8,406
		255,973
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	517,000	542,809
INSURANCE — 0.2%
Arthur J Gallagher & Co. 5.00%, 2/15/2032	389,000	389,934
Athene Global Funding 5.58%, 1/9/2029 (a)	51,000	51,574
Athene Holding Ltd. 6.65%, 2/1/2033	157,000	164,891
Corebridge Financial, Inc. 3.90%, 4/5/2032	480,000	451,527
Lincoln National Corp.:
3.05%, 1/15/2030	11,000	10,330
5.85%, 3/15/2034	93,000	94,873
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	75,000	75,388
		1,238,517
INTERNET — 1.4%
Airbnb, Inc.:
4.40%, 3/16/2029	610,000	608,951
4.65%, 3/16/2031	735,000	733,861
Alphabet, Inc.:
4.00%, 5/15/2030	3,925,000	3,888,380
4.10%, 11/15/2030	1,725,000	1,709,026
Security Description	Principal Amount	Value
Amazon.com, Inc.:
3.85%, 3/13/2028	$225,000	$224,100
4.00%, 3/13/2029	470,000	466,686
4.25%, 3/13/2031	485,000	480,126
Expedia Group, Inc.:
2.95%, 3/15/2031	1,159,000	1,063,776
3.25%, 2/15/2030	1,013,000	960,608
Meta Platforms, Inc.:
4.55%, 5/15/2031 (d)	305,000	304,930
4.88%, 5/15/2033 (d)	445,000	444,801
5.25%, 5/15/2036 (d)	275,000	274,228
6.30%, 5/15/2056 (d)	490,000	490,755
		11,650,228
INVESTMENT COMPANY SECURITIES — 0.2%
ARES Capital Corp.:
2.88%, 6/15/2028	104,000	99,214
5.88%, 3/1/2029	259,000	261,419
Blackstone Private Credit Fund 6.00%, 1/29/2032	203,000	199,364
FS KKR Capital Corp. 2.63%, 1/15/2027	1,350,000	1,317,114
		1,877,111
IRON/STEEL — 0.9%
ArcelorMittal SA:
6.00%, 6/17/2034	3,746,000	3,955,814
6.80%, 11/29/2032	3,466,000	3,833,673
Vale Overseas Ltd. 6.40%, 6/28/2054	35,000	35,870
		7,825,357
IT SERVICES — 1.4%
Apple, Inc. 4.75%, 5/12/2035	29,000	29,298
CGI, Inc. 4.95%, 3/14/2030	117,000	117,261
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	972,000	974,206
4.90%, 2/5/2034	6,225,000	6,135,796
Leidos, Inc. 5.40%, 3/15/2032	354,000	360,411
NetApp, Inc. 5.50%, 3/17/2032	3,912,000	4,001,272
		11,618,244
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd.:
5.25%, 2/27/2038	1,500,000	1,434,000
5.38%, 1/15/2036	591,000	581,065
		2,015,065
LODGING — 0.6%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	38,000	37,784
5.75%, 3/30/2032	2,506,000	2,589,901
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Las Vegas Sands Corp. 6.00%, 6/14/2030	$500,000	$515,290
Sands China Ltd.:
2.85%, 3/8/2029	194,000	183,887
5.40%, 8/8/2028	1,566,000	1,584,071
		4,910,933
MACHINERY-DIVERSIFIED — 0.0% *
Ingersoll Rand, Inc.:
5.31%, 6/15/2031	100,000	102,423
5.45%, 6/15/2034	47,000	47,978
		150,401
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	6,545,000	6,117,153
5.85%, 12/1/2035	2,000,000	1,951,840
6.55%, 6/1/2034	3,225,000	3,330,651
6.65%, 2/1/2034	284,000	294,633
Paramount Global 2.90%, 1/15/2027	1,000,000	985,000
		12,679,277
MINING — 1.8%
Anglo American Capital PLC 4.63%, 3/19/2031 (a)	2,000,000	1,979,160
Glencore Canada Corp. 6.20%, 6/15/2035	1,743,000	1,813,713
Glencore Funding LLC 5.63%, 4/4/2034 (a)	329,000	338,071
Minera Los Pelambres 7.07%, 11/30/2044 (b)	10,500,000	10,980,060
		15,111,004
OIL & GAS — 0.4%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	698,000	711,360
Diamondback Energy, Inc. 5.40%, 4/18/2034	357,000	364,415
Ovintiv, Inc. 6.25%, 7/15/2033	779,000	824,891
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	1,500,000	1,534,590
		3,435,256
PHARMACEUTICALS — 2.8%
AbbVie, Inc.:
4.30%, 5/14/2036	48,000	45,309
4.50%, 5/14/2035	5,439,000	5,248,417
4.75%, 3/15/2045	2,000,000	1,776,320
4.95%, 3/15/2031	345,000	351,986
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (a)	6,675,000	7,036,384
Security Description	Principal Amount	Value
CVS Health Corp.:
4.88%, 7/20/2035	$3,071,000	$2,966,832
5.30%, 6/1/2033	2,500,000	2,531,700
5.55%, 6/1/2031	2,136,000	2,209,201
Eli Lilly & Co.:
4.90%, 2/12/2032	179,000	182,695
5.55%, 3/15/2037	20,000	20,988
Novartis Capital Corp. 4.10%, 3/16/2029	470,000	468,637
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	199,000	198,019
Pfizer, Inc. 4.00%, 12/15/2036	31,000	28,517
		23,065,005
PIPELINES — 2.5%
AP Chia Issuer LLC 7.25%, 5/23/2050 (a) (b)	5,179,391	5,218,236
Energy Transfer LP:
3.75%, 5/15/2030	168,000	162,483
5.25%, 7/1/2029	5,121,000	5,228,848
6.20%, 4/1/2055	1,000,000	972,250
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,343,000	1,269,014
4.15%, 10/16/2028	2,500,000	2,496,375
4.25%, 2/15/2048	2,000,000	1,620,600
4.85%, 1/31/2034	185,000	184,769
5.35%, 1/31/2033	78,000	80,470
Kinder Morgan, Inc. 4.80%, 2/1/2033	200,000	198,406
ONEOK, Inc.:
5.05%, 11/1/2034	863,000	845,128
6.10%, 11/15/2032	2,000,000	2,111,100
Williams Cos., Inc. 5.60%, 3/15/2035	145,000	148,371
		20,536,050
PRIVATE CREDIT SECURITIES — 0.5%
AGL Energy Ltd. 7.91%, 12/8/2035 (b)	2,000,000	2,300,000
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	1,394,921	1,419,332
		3,719,332
REAL ESTATE INVESTMENT TRUSTS — 0.5%
COPT Defense Properties LP 2.75%, 4/15/2031	660,000	598,831
Digital Realty Trust LP 3.60%, 7/1/2029	160,000	155,670
Essex Portfolio LP 3.00%, 1/15/2030	65,000	61,402
Public Storage Operating Co. 5.00%, 12/15/2035	485,000	479,359
SBA Communications Corp. 3.88%, 2/15/2027	2,000,000	1,987,940
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Store Capital LLC 4.95%, 2/11/2031 (a)	$300,000	$297,720
UDR, Inc. Series MTN, 3.20%, 1/15/2030	162,000	154,639
		3,735,561
RETAIL — 0.8%
AutoNation, Inc.:
3.85%, 3/1/2032	109,000	101,707
4.45%, 1/15/2029	6,012,000	5,963,363
5.89%, 3/15/2035	132,000	135,165
AutoZone, Inc.:
4.50%, 2/1/2028	100,000	100,220
6.55%, 11/1/2033	54,000	58,951
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	112,000	102,112
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	372,000	369,005
		6,830,523
SEMICONDUCTORS — 1.0%
Intel Corp.:
1.60%, 8/12/2028	57,000	53,523
3.90%, 3/25/2030	3,375,000	3,280,736
4.15%, 8/5/2032	152,000	146,133
4.65%, 6/1/2031	115,000	114,542
5.30%, 5/15/2036	290,000	288,855
6.13%, 5/15/2056	630,000	626,037
Marvell Technology, Inc.:
2.95%, 4/15/2031	2,455,000	2,264,026
5.30%, 4/15/2036	1,665,000	1,667,797
5.95%, 9/15/2033	199,000	209,820
		8,651,469
SHIPBUILDING — 0.6%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	4,760,000	4,675,558
SOFTWARE — 1.1%
Fiserv, Inc.:
3.20%, 7/1/2026	863,000	861,343
5.15%, 3/15/2027	1,061,000	1,066,687
MSCI, Inc.:
4.00%, 11/15/2029 (a)	324,000	314,630
5.25%, 9/1/2035	148,000	145,339
Oracle Corp.:
4.95%, 2/4/2031	1,550,000	1,516,644
5.35%, 5/4/2033	265,000	257,461
5.70%, 2/4/2036	370,000	355,204
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,190,000	1,128,013
Synopsys, Inc.:
5.00%, 4/1/2032	1,000,000	1,010,600
5.15%, 4/1/2035	1,375,000	1,374,601
Workday, Inc.:
3.70%, 4/1/2029	1,109,000	1,081,164
Security Description	Principal Amount	Value
3.80%, 4/1/2032	$56,000	$52,138
		9,163,824
TELECOMMUNICATIONS — 0.7%
AT&T Mobility II LLC 6.80%, 12/31/2049 (b)	12,000,000	—
AT&T, Inc.:
2.55%, 12/1/2033	306,000	258,457
3.10%, 2/1/2043	25,000	17,847
4.70%, 8/15/2030	2,525,000	2,541,059
5.38%, 8/15/2035	121,000	121,803
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	231,000	218,602
T-Mobile USA, Inc.:
2.25%, 11/15/2031	205,000	180,010
4.70%, 1/15/2035	71,000	68,408
5.05%, 7/15/2033	2,000,000	2,008,980
		5,415,166
TOTAL CORPORATE BONDS & NOTES (Cost $331,115,326)		328,120,361
ASSET-BACKED SECURITIES — 9.4%
AUTOMOBILE — 0.4%
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	819,212	816,327
MP LLC Series 2025-1A, Class A, 5.55%, 11/15/2065 (a)	986,805	971,810
Research-Driven Pagaya Motor Asset Trust Series 2026-R1A, Class B, 6.21%, 7/25/2034 (a)	1,750,000	1,749,257
		3,537,394
HOME EQUITY ABS — 2.3%
RCKT Mortgage Trust:
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (e)	2,438,475	2,414,099
Series 2025-CES8, Class M1, 5.90%, 8/25/2055 (a) (c)	3,000,000	2,978,217
Series 2025-CES7, Class M1, 6.17%, 7/25/2055 (a) (c)	3,000,000	3,011,031
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	750,000	752,528
Series 2025-CES1, Class M1, 6.31%, 1/25/2045 (a) (c)	2,000,000	2,010,466
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (c)	1,000,000	1,008,083
Series 2024-CES3, Class M2, 7.01%, 5/25/2044 (a) (c)	1,100,000	1,111,493
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-CES3, Class M2, 8.62%, 11/25/2043 (a) (c)	$1,000,000	$1,014,743
Towd Point Mortgage Trust Series 2025-CES4, Class A1A, 5.09%, 10/25/2065 (a) (e)	4,396,573	4,379,755
		18,680,415
OTHER ABS — 5.8%
Antares CLO Ltd. Series 2018-3A, Class DR, 3 mo. USD Term SOFR + 3.85%, 7.53%, 7/20/2036 (a) (c)	2,000,000	1,977,146
Carlyle U.S. CLO Ltd.:
Series 2024-7A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.62%, 1/15/2037 (a) (c)	2,000,000	1,999,400
Series 2024-8A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.62%, 1/25/2037 (a) (c)	2,000,000	1,999,800
Series 2025-1A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.62%, 4/25/2038 (a) (c)	2,000,000	2,001,600
Series 2024-3A, Class D1, 3 mo. USD Term SOFR + 3.45%, 7.12%, 7/25/2036 (a) (c)	1,000,000	981,800
CIFC Funding Ltd. Series 2024-1A, Class D, 3 mo. USD Term SOFR + 3.70%, 7.38%, 4/18/2037 (a) (c)	1,000,000	996,800
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a) (d)	5,777,778	5,749,535
Pagaya AI Debt Grantor Trust Series 2026-1, Class B, 5.37%, 9/15/2033 (a)	500,000	495,844
Pagaya AI Debt Trust:
Series 2026-R1, Class B, 5.28%, 12/15/2033 (a)	5,000,000	4,980,867
Series 2026-R1, Class C, 5.41%, 12/15/2033 (a)	3,000,000	2,979,130
PK ALIFT Loan Funding 3 LP:
Series 2024-1, Class C, 6.55%, 9/15/2039 (a)	2,198,242	2,218,181
Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	2,318,693	2,383,582
PK ALIFT Loan Funding 4 LP Series 2024-2, Class D, 6.41%, 10/15/2039 (a)	644,815	649,380
PK ALIFT Loan Funding 6 LP Series 2025-1, Class D, 7.33%, 11/15/2042 (a)	854,522	876,424
Security Description	Principal Amount	Value
PK Alift Loan Funding 7 LP:
Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	$3,860,051	$3,820,993
Series 2025-2, Class D, 6.01%, 3/15/2043 (a)	701,827	689,043
PK ALIFT Loan Funding 8 LP Series 2026-1, Class D, 5.60%, 9/15/2043 (a)	1,000,000	984,781
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 6.83%, 7/20/2037 (a) (c)	1,250,000	1,243,713
Rad CLO 26 Ltd. Series 2024-26A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.63%, 10/20/2037 (a) (c)	2,000,000	1,997,386
RR 39 Ltd. Series 2025-39A, Class B, 3 mo. USD Term SOFR + 1.85%, 5.52%, 4/15/2038 (a) (c)	5,000,000	4,998,500
SunStrong Issuer LLC Series 2025-A, Class A, 6.19%, 6/21/2055 (a)	104,025	101,956
Trackside Rail LLC Series 2026-1A, Class A, 4.89%, 3/20/2056 (a)	4,165,414	4,087,435
		48,213,296
STUDENT LOAN ABS — 0.9%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	5,595,000	5,446,333
Navient Education Loan Trust Series 2026-A, Class D, 5.97%, 9/15/2056 (a) (d)	1,976,000	1,968,706
		7,415,039
TOTAL ASSET-BACKED SECURITIES (Cost $78,611,783)		77,846,144
U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.7%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051	2,169,615	1,748,997
2.50%, 5/1/2051	2,677,660	2,246,683
5.00%, 12/1/2054	22,163,672	21,879,724
5.00%, 5/1/2055	6,512,603	6,419,801
5.00%, 7/1/2055	2,864,106	2,834,104
5.50%, 1/1/2055	21,545,119	21,998,496
5.50%, 4/1/2055	9,184,157	9,240,721
5.50%, 12/1/2055	11,440,693	11,503,926
Federal National Mortgage Association:
4.50%, 10/1/2054	3,711,666	3,575,879
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2055	$24,592,882	$23,667,005
4.50%, 9/1/2055	19,411,558	18,680,748
5.00%, 9/1/2053	20,259,741	20,043,988
5.00%, 11/1/2054	17,627,423	17,390,818
5.50%, 2/1/2055	2,398,150	2,414,668
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $166,170,638)		163,645,558
U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds:
4.63%, 2/15/2055	37,265,000	35,098,972
4.75%, 8/15/2055	41,751,000	40,165,767
U.S. Treasury Notes:
3.88%, 6/30/2030	11,629,000	11,579,032
4.63%, 2/15/2035	54,957,000	56,120,543
TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,200,167)		142,964,314
MORTGAGE-BACKED SECURITIES — 9.0%
A&D Mortgage Trust:
Series 2025-NQM4, Class A1, CMO, 5.23%, 10/25/2070 (a) (e)	1,408,352	1,405,986
Series 2025-NQM4, Class A1A, CMO, 5.23%, 10/25/2070 (a) (e)	10,140,137	10,133,212
Series 2026-NQM2, Class M1, CMO, VRN, 5.50%, 3/25/2071 (a) (c)	3,000,000	2,922,627
ACRES LLC Series 2025-FL3, Class C, 1 mo. USD Term SOFR + 3.04%, 6.70%, 8/18/2040 (a) (c)	4,000,000	3,940,552
Angel Oak Mortgage Trust:
Series 2025-5, Class A1, CMO, 5.57%, 4/25/2070 (a) (e)	5,991,296	6,025,643
Series 2024-7, Class M1, CMO, VRN, 6.16%, 5/25/2069 (a) (c)	1,000,000	1,005,913
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class B, 1 mo. USD Term SOFR + 2.29%, 5.95%, 1/20/2043 (a) (c)	1,000,000	1,000,001
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.56%, 11/19/2043 (a) (c) (d)	800,000	800,264
Ellington Financial Mortgage Trust Series 2025-NQM3, Class A1, CMO, 5.49%, 8/25/2070 (a) (e)	5,040,681	5,059,192
Security Description	Principal Amount	Value
GCAT Trust Series 2026-NQM1, Class M1, CMO, VRN, 5.53%, 12/25/2070 (a) (c)	$3,461,000	$3,393,206
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.89%, 10/15/2042 (a) (c)	1,000,000	999,994
JP Morgan Mortgage Trust Series 2025-NQM3, Class A1, CMO, VRN, 5.50%, 11/25/2065 (a) (c)	4,177,405	4,199,491
LoanCore Issuer LLC Series 2025-CRE9, Class C, 1 mo. USD Term SOFR + 2.20%, 5.86%, 8/18/2042 (a) (c)	3,000,000	2,996,259
MF1 LLC:
Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 6.94%, 3/19/2039 (a) (c)	500,000	501,014
Series 2025-FL17, Class D, 1 mo. USD Term SOFR + 2.74%, 6.40%, 2/18/2040 (a) (c)	2,000,000	1,992,505
MF1 Trust:
Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.60%, 8/18/2041 (a) (c)	1,500,000	1,506,151
Series 2024-FL16, Class C, 1 mo. USD Term SOFR + 2.54%, 6.20%, 11/18/2039 (a) (c)	2,000,000	2,008,217
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (c)	500,000	502,035
NYMT Loan Trust Series 2025-CP1, Class A2, CMO, 3.75%, 11/25/2069 (a) (c)	350,000	330,424
PFP Ltd.:
Series 2024-11, Class B, 1 mo. USD Term SOFR + 2.49%, 6.15%, 9/17/2039 (a) (c)	2,986,590	2,989,103
Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.65%, 9/17/2039 (a) (c)	5,853,748	5,859,414
PRKCM Trust Series 2026-AFC1, Class M1, CMO, VRN, 5.50%, 2/25/2061 (a) (c)	3,000,000	2,979,594
PRPM Trust Series 2025-NQM3, Class A1, 5.61%, 5/25/2070 (a) (c)	4,354,775	4,373,878
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Verus Securitization Trust:
Series 2024-1, Class M1, 6.67%, 1/25/2069 (a) (c)	$1,000,000	$1,005,695
Series 2024-7, Class M1, CMO, VRN, 5.60%, 9/25/2069 (a) (c)	2,000,000	1,999,156
Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (c)	3,000,000	3,028,841
Series 2026-2, Class M1, CMO, VRN, 5.38%, 2/25/2071 (a) (c)	1,749,000	1,705,462
TOTAL MORTGAGE-BACKED SECURITIES (Cost $75,181,213)		74,663,829

	Shares
PREFERRED STOCKS — 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T Mobility II LLC 6.80%, 3/15/2028 (b) (Cost $12,000,000)	12,000	12,000,000
SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g) (Cost $32,059,534)	32,059,534	32,059,534
TOTAL INVESTMENTS — 100.2% (Cost $840,338,661)		831,299,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,613,254)
NET ASSETS — 100.0%		$829,686,486

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 24.0% of net assets as of April 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of April 30, 2026, total aggregate fair value of the securities is $51,375,519,
representing 6.20% of the Fund's net assets.

(c)
Variable Rate Security - Interest rate shown is rate in effect at April 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of April 30, 2026. Maturity date shown is the final maturity.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at April 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At April 30, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	EUR 11,911,618	USD 13,853,449	06/09/2026	$(142,242)
Societe Generale	EUR 1,546,294	USD 1,782,161	06/09/2026	(34,675)
Societe Generale	EUR 946,286	USD 1,109,479	06/09/2026	(2,371)
Total				$(179,288)

EUR	Euro
During the period ended April 30, 2026, the average notional value related to forward foreign currency exchange contracts was $8,205,136.
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

At April 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	1,267	06/30/2026	$139,044,331	$136,628,133	$(2,416,198)
Ultra U.S. Treasury Bond Futures (long)	19	06/18/2026	2,291,890	2,185,594	(106,296)
					$(2,522,494)
During the period ended April 30, 2026, the average notional value related to futures contracts was $76,441,947.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$288,744,842	$39,375,519	$328,120,361
Asset-Backed Securities	—	77,846,144	—	77,846,144
U.S. Government Agency Obligations	—	163,645,558	—	163,645,558
U.S. Treasury Obligations	—	142,964,314	—	142,964,314
Mortgage-Backed Securities	—	74,663,829	—	74,663,829
Preferred Stocks	—	—	12,000,000	12,000,000
Short-Term Investment	32,059,534	—	—	32,059,534
TOTAL INVESTMENTS	$32,059,534	$747,864,687	$51,375,519	$831,299,740
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	$—	$(179,288)	$—	$(179,288)
Futures Contracts - Unrealized Depreciation	(2,522,494)	—	—	(2,522,494)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,522,494)	$(179,288)	$—	$(2,701,782)
The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended April 30, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at April 30, 2026
Corporate Bonds & Notes	$12,545,257	$—	$55,598,270	$16,733,729	$(382)	$(33,897)	$—	$51,375,519
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026**	$6,840

*
Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of April 30, 2026.
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$42,745,583	Transaction Approach	Recent Transactions	100.00%–115.00%; (102.78%)	Increase
Corporate Bonds & Notes	$8,629,936	Discounted Cash Flow	Discount Rate (Mid)	5.32%–7.20%; (6.43%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$58,370,458	$26,310,924	$—	$—	32,059,534	$32,059,534	$100,348
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,462,366	5,462,366	298,943,217	304,405,583	—	—	—	—	365,928
Total		$5,462,366	$357,313,675	$330,716,507	$—	$—		$32,059,534	$466,276
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 30.9%
AEROSPACE & DEFENSE — 1.2%
AP Hermes Holdings SARL 6.25%, 7/25/2048 (a) (b)	$718,735	$851,543
Boeing Co.:
2.70%, 2/1/2027	149,000	147,254
6.26%, 5/1/2027	238,000	242,117
		1,240,914
AGRICULTURE — 0.1%
BAT Capital Corp. 2.26%, 3/25/2028	97,000	93,228
AIRLINES — 0.7%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	596,534	727,754
AUTO MANUFACTURERS — 0.2%
General Motors Co. 5.00%, 10/1/2028	87,000	87,757
General Motors Financial Co., Inc. 4.35%, 1/17/2027	97,000	96,885
		184,642
BANKS — 6.1%
Banco Santander SA:
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	800,000	719,288
3.80%, 2/23/2028	200,000	197,448
Bank of America Corp.:
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	750,000	749,828
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	298,000	299,877
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	87,000	89,278
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	130,000	133,185
Goldman Sachs Group, Inc. SOFR + 1.85%, 3.62%, 3/15/2028 (c)	87,000	86,385
JPMorgan Chase & Co.:
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	392,000	382,862
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	494,000	493,832
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	375,000	375,379
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	348,000	349,211
Manufacturers & Traders Trust Co. 4.70%, 1/27/2028	400,000	402,148
Security Description	Principal Amount	Value
Morgan Stanley Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	$1,189,000	$1,174,078
Morgan Stanley Private Bank NA SOFR + 0.77%, 4.47%, 7/6/2028 (c)	400,000	399,864
U.S. Bancorp Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	196,000	192,950
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	150,000	150,503
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	186,000	185,682
		6,381,798
BIOTECHNOLOGY — 0.0% *
Amgen, Inc. 3.20%, 11/2/2027	52,000	51,240
CHEMICALS — 0.0% *
Ecolab, Inc. 1.65%, 2/1/2027	39,000	38,325
COMPUTERS — 0.0% *
Apple, Inc. 1.20%, 2/8/2028	48,000	45,753
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 2.49%, 2/15/2027	93,000	91,795
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	87,000	86,170
		177,965
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Aircastle Ltd. 2.85%, 1/26/2028 (a)	96,000	93,101
AP Bosphorus Holdings Ltd. 3 mo. USD Term SOFR + 2.60%, 6.27%, 12/15/2037 (a) (b) (c)	500,000	496,150
Avolon Holdings Funding Ltd. 2.75%, 2/21/2028 (a)	112,000	108,126
Charles Schwab Corp. 3.20%, 1/25/2028	91,000	89,560
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	48,000	48,886
Sumisho Air Lease Corp. Series MTN, 5.20%, 7/15/2031	1,000,000	1,004,850
		1,840,673
ELECTRIC — 2.3%
AEP Transmission Co. LLC 3.10%, 12/1/2026	124,000	123,222
Dominion Energy, Inc. Series B, 3.60%, 3/15/2027	107,000	106,370
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
DTE Energy Co. 4.95%, 7/1/2027	$93,000	$93,586
Duke Energy Corp.:
4.30%, 3/15/2028	74,000	73,886
4.85%, 1/5/2027	92,000	92,393
Entergy Louisiana LLC 3.12%, 9/1/2027	89,000	87,808
Georgia Power Co. 3.25%, 3/30/2027	51,000	50,635
Jersey Central Power & Light Co. 4.40%, 1/15/2031 (a)	750,000	740,310
Pacific Gas & Electric Co. 2.10%, 8/1/2027	97,000	94,232
Sempra 3.70%, 4/1/2029	600,000	586,320
Southern California Edison Co. 5.85%, 11/1/2027	390,000	397,114
		2,445,876
FOOD — 0.2%
Campbell's Co. 5.20%, 3/19/2027	120,000	120,870
Conagra Brands, Inc. 1.38%, 11/1/2027	42,000	40,021
		160,891
HEALTH CARE PRODUCTS — 0.1%
Abbott Laboratories 3.75%, 11/30/2026	97,000	96,836
HEALTH CARE SERVICES — 1.4%
Centene Corp. 2.45%, 7/15/2028	565,000	533,185
HCA, Inc. 5.00%, 3/1/2028	852,000	859,276
UnitedHealth Group, Inc. 5.25%, 2/15/2028	46,000	46,784
		1,439,245
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	93,000	91,845
INSURANCE — 0.0% *
Progressive Corp. 2.50%, 3/15/2027	23,000	22,685
INTERNET — 0.1%
Expedia Group, Inc. 4.63%, 8/1/2027	42,000	42,061
Meta Platforms, Inc. 3.50%, 8/15/2027	92,000	91,370
		133,431
IRON/STEEL — 0.4%
ArcelorMittal SA 6.55%, 11/29/2027	387,000	398,540
Security Description	Principal Amount	Value
IT SERVICES — 0.1%
International Business Machines Corp. 4.65%, 2/10/2028	$150,000	$150,910
LEISURE TIME — 0.2%
Carnival Corp. 4.00%, 8/1/2028 (a)	194,000	189,554
LODGING — 1.1%
Las Vegas Sands Corp. 5.90%, 6/1/2027	750,000	757,620
Sands China Ltd. 2.30%, 3/8/2027	350,000	343,073
		1,100,693
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 4.50%, 10/8/2027	72,000	72,049
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	39,000	39,859
5.20%, 6/15/2027	93,000	93,764
		205,672
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	750,000	641,842
4.20%, 3/15/2028	153,000	151,406
Paramount Global 2.90%, 1/15/2027	687,000	676,695
		1,469,943
MINING — 2.1%
Glencore Funding LLC:
3.88%, 10/27/2027 (a)	103,000	102,194
4.90%, 7/1/2031 (a)	500,000	500,555
Minera Los Pelambres 7.07%, 11/30/2044 (b)	1,500,000	1,568,580
		2,171,329
OIL & GAS — 1.4%
BP Capital Markets America, Inc.:
4.70%, 4/10/2029	43,000	43,496
5.02%, 11/17/2027	78,000	78,978
Continental Resources, Inc. 4.38%, 1/15/2028	55,000	54,733
Coterra Energy, Inc. 5.60%, 3/15/2034	750,000	769,050
Diamondback Energy, Inc. 5.20%, 4/18/2027	71,000	71,603
Phillips 66 Co. 4.95%, 12/1/2027	407,000	410,410
		1,428,270
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.65%, 1/15/2027	$72,000	$70,631
PHARMACEUTICALS — 1.0%
AbbVie, Inc. 4.80%, 3/15/2027	87,000	87,525
CVS Health Corp.:
3.63%, 4/1/2027	111,000	110,415
5.00%, 1/30/2029	43,000	43,522
5.00%, 9/15/2032	750,000	751,800
		993,262
PIPELINES — 1.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	81,000	81,366
Enbridge, Inc. 3.70%, 7/15/2027	81,000	80,349
Energy Transfer LP:
4.00%, 10/1/2027	87,000	86,501
5.25%, 7/1/2029	750,000	765,795
6.05%, 12/1/2026	102,000	102,923
Enterprise Products Operating LLC 4.15%, 10/16/2028	145,000	144,790
ONEOK, Inc. 4.55%, 7/15/2028	87,000	87,015
Targa Resources Corp. 5.20%, 7/1/2027	71,000	71,522
Williams Cos., Inc. 3.75%, 6/15/2027	107,000	106,275
		1,526,536
PRIVATE CREDIT SECURITIES — 2.7%
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	783,869	797,587
HPS Corp. 8.67%, 9/14/2027 (b)	500,000	512,500
North Haven Private Income Fund LLC 8.92%, 3/1/2027 (b)	1,500,000	1,522,500
		2,832,587
REAL ESTATE INVESTMENT TRUSTS — 1.0%
American Homes 4 Rent LP 4.25%, 2/15/2028	52,000	51,682
Essex Portfolio LP 3.63%, 5/1/2027	64,000	63,537
Extra Space Storage LP 3.88%, 12/15/2027	99,000	98,107
SBA Communications Corp. 3.88%, 2/15/2027	850,000	844,875
		1,058,201
RETAIL — 0.5%
AutoNation, Inc. 3.80%, 11/15/2027	146,000	144,392
Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	$81,000	$80,204
3.90%, 6/1/2029	255,000	251,384
		475,980
SEMICONDUCTORS — 1.4%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	66,000	66,302
Broadcom, Inc. 4.20%, 10/15/2030	300,000	296,451
Marvell Technology, Inc.:
2.45%, 4/15/2028	93,000	89,511
4.88%, 6/22/2028	750,000	757,342
SK Hynix, Inc. 5.50%, 1/16/2027 (a)	300,000	302,205
		1,511,811
SOFTWARE — 0.6%
Fiserv, Inc. 3.20%, 7/1/2026	284,000	283,455
Oracle Corp. 4.55%, 2/4/2029	182,000	179,714
Synopsys, Inc. 4.65%, 4/1/2028	89,000	89,551
Workday, Inc. 3.50%, 4/1/2027	72,000	71,497
		624,217
TELECOMMUNICATIONS — 0.7%
AT&T, Inc. 1.65%, 2/1/2028	387,000	369,496
T-Mobile USA, Inc. 3.75%, 4/15/2027	393,000	391,385
		760,881
TOTAL CORPORATE BONDS & NOTES (Cost $32,203,605)		32,142,118
ASSET-BACKED SECURITIES — 12.2%
AUTOMOBILE — 0.2%
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	204,803	204,082
HOME EQUITY ABS — 5.9%
RCKT Mortgage Trust:
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (d)	2,438,475	2,414,099
Series 2025-CES8, Class A3, 5.65%, 8/25/2055 (a) (c)	1,000,000	1,004,028
Series 2025-CES8, Class M1, 5.90%, 8/25/2055 (a) (c)	1,000,000	992,739
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	250,000	250,843
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (c)	$1,000,000	$1,008,083
Series 2023-CES3, Class A2, 7.61%, 11/25/2043 (a) (c)	500,000	504,315
		6,174,107
OTHER ABS — 5.5%
Carlyle U.S. CLO Ltd. Series 2025-1A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.62%, 4/25/2038 (a) (c)	1,000,000	1,000,800
DB Master Finance LLC Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (a)	920,000	911,857
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a) (e)	361,111	359,346
Pagaya AI Debt Grantor Trust Series 2026-1, Class B, 5.37%, 9/15/2033 (a)	500,000	495,844
PK Alift Loan Funding 7 LP Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	935,770	926,302
PK ALIFT Loan Funding 8 LP Series 2026-1, Class D, 5.60%, 9/15/2043 (a)	1,250,000	1,230,976
Trackside Rail LLC Series 2026-1A, Class A, 4.89%, 3/20/2056 (a)	832,683	817,095
		5,742,220
STUDENT LOAN ABS — 0.6%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	500,000	486,714
Navient Education Loan Trust Series 2026-A, Class D, 5.97%, 9/15/2056 (a) (e)	124,000	123,542
		610,256
TOTAL ASSET-BACKED SECURITIES (Cost $12,818,168)		12,730,665
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/2040	2,334,333	2,351,697
5.00%, 1/1/2041	1,880,379	1,894,367
5.00%, 2/1/2041	1,718,221	1,731,002
Federal National Mortgage Association:
4.50%, 5/1/2041	2,500,000	2,481,041
5.00%, 1/1/2040	349,264	351,833
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,840,815)		8,809,940
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 33.9%
U.S. Treasury Notes:
3.63%, 8/15/2028	$14,388,000	$14,303,695
3.75%, 12/31/2028	21,014,000	20,928,631
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,374,627)		35,232,326
MORTGAGE-BACKED SECURITIES — 6.6%
ACRES LLC Series 2025-FL3, Class C, 1 mo. USD Term SOFR + 3.04%, 6.70%, 8/18/2040 (a) (c)	500,000	492,569
Cross Mortgage Trust Series 2026-NQM3, Class A1, CMO, VRN, 5.13%, 3/25/2071 (a) (c)	3,000,000	2,987,368
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.56%, 11/19/2043 (a) (c) (e)	100,000	100,033
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.89%, 10/15/2042 (a) (c)	250,000	249,999
MF1 LLC Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 6.94%, 3/19/2039 (a) (c)	500,000	501,014
MF1 Trust Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.60%, 8/18/2041 (a) (c)	500,000	502,050
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1, CMO, VRN, 5.96%, 3/25/2070 (a) (c)	784,193	790,670
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.65%, 9/17/2039 (a) (c)	975,625	976,569
Verus Securitization Trust Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (c)	250,000	252,402
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,868,567)		6,852,674

See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 11.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g) (Cost $11,563,139)	11,563,139	$11,563,139
TOTAL INVESTMENTS — 103.2% (Cost $107,668,921)		107,330,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(3,290,709)
NET ASSETS — 100.0%		$104,040,153

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 23.5% of net assets as of April 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of April 30, 2026, total aggregate fair value of the securities is $6,476,614,
representing 6.20% of the Fund's net assets.

(c)
Variable Rate Security - Interest rate shown is rate in effect at April 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of April 30, 2026. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at April 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At April 30, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Bank, N.A.	USD 1,222,667	EUR 1,050,728	06/09/2026	$11,898
Societe Generale	USD 1,098,398	EUR 943,556	06/09/2026	10,244
Societe Generale	USD 363,391	EUR 312,826	06/09/2026	4,167
Societe Generale	EUR 2,432,197	USD 2,828,693	06/09/2026	(29,044)
Societe Generale	EUR 937,082	USD 1,080,022	06/09/2026	(21,014)
Societe Generale	EUR 313,703	USD 367,803	06/09/2026	(786)
Total				$(24,535)

EUR	Euro
During the period ended April 30, 2026, the average notional value related to forward foreign currency exchange contracts was $2,897,476.
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

At April 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(60)	06/30/2026	$(12,439,549)	$(12,427,500)	$12,049
During the period ended April 30, 2026, the average notional value related to long futures contracts was $2,058,180 and short futures contracts was $1,894,353.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$25,665,504	$6,476,614	$32,142,118
Asset-Backed Securities	—	12,730,665	—	12,730,665
U.S. Government Agency Obligations	—	8,809,940	—	8,809,940
U.S. Treasury Obligations	—	35,232,326	—	35,232,326
Mortgage-Backed Securities	—	6,852,674	—	6,852,674
Short-Term Investment	11,563,139	—	—	11,563,139
TOTAL INVESTMENTS	$11,563,139	$89,291,109	$6,476,614	$107,330,862
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$26,309	$—	$26,309
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(50,844)	—	(50,844)
Futures Contracts - Unrealized Appreciation	12,049	—	—	12,049
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,049	$(24,535)	$—	$(12,486)
The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended April 30, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at April 30, 2026
Corporate Bonds & Notes	$1,581,317	$—	$13,125,001	$8,234,672	$(18,762)	$23,730	$—	$6,476,614
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026**	$14,888

*
Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of April 30, 2026.
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$5,707,451	Transaction Approach	Recent Transactions	100.00%–104.00%; (102.26%)	Increase
Corporate Bonds & Notes	$769,163	Discounted Cash Flow	Discount Rate (Mid)	5.32%–7.04%; (6.45%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$29,825,919	$18,262,780	$—	$—	11,563,139	$11,563,139	$18,335
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,161,951	1,161,951	73,269,704	74,431,655	—	—	—	—	78,023
Total		$1,161,951	$103,095,623	$92,694,435	$—	$—		$11,563,139	$96,358
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 61.2%
AUTOMOBILE — 17.7%
BMW Vehicle Lease Trust:
Series 2024-2, Class A3, 4.18%, 10/25/2027	$376,096	$376,264
Series 2024-1, Class A4, 5.00%, 6/25/2027	500,000	501,160
BMW Vehicle Owner Trust Series 2024-A, Class A3, 5.18%, 2/26/2029	366,448	369,015
Ford Credit Auto Owner Trust:
Series 2023-B, Class A4, 5.06%, 2/15/2029	550,000	554,384
Series 2023-A, Class B, 5.07%, 1/15/2029	500,000	502,739
GM Financial Automobile Leasing Trust Series 2024-3, Class A4, 4.22%, 10/20/2028	500,000	500,365
GM Financial Consumer Automobile Receivables Trust Series 2024-1, Class A4, 4.86%, 6/18/2029	600,000	605,646
Research-Driven Pagaya Motor Asset Trust Series 2026-R1A, Class B, 6.21%, 7/25/2034 (a)	250,000	249,894
Toyota Auto Receivables Owner Trust Series 2024-A, Class A4, 4.77%, 4/16/2029	500,000	504,525
Toyota Lease Owner Trust Series 2024-B, Class A4, 4.25%, 1/22/2029 (a)	250,000	250,332
		4,414,324
CREDIT CARD — 8.0%
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,000,000	1,004,850
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	500,000	504,885
Series 2023-A2, Class A2, 4.98%, 11/15/2028	500,000	502,751
		2,012,486
HOME EQUITY ABS — 4.0%
RCKT Mortgage Trust:
Series 2025-CES8, Class A3, 5.65%, 8/25/2055 (a) (b)	500,000	502,014
Series 2025-CES7, Class M1, 6.17%, 7/25/2055 (a) (b)	500,000	501,839
		1,003,853
Security Description	Principal Amount	Value
OTHER ABS — 26.7%
Aqua Finance Issuer Trust Series 2026-A, Class D, 6.28%, 4/17/2051 (a)	$500,000	$501,767
Benefit Street Partners CLO XXIX Ltd. Series 2022-29A, Class AR, 3 mo. USD Term SOFR + 1.18%, 4.85%, 1/25/2038 (a) (b)	250,000	250,265
BHG Securitization Trust Series 2022-A, Class E, 4.30%, 2/20/2035 (a)	500,000	488,727
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (a)	230,000	227,964
Series 2019-1A, Class A23, 4.35%, 5/20/2049 (a)	233,750	229,005
Dryden 90 CLO Ltd. Series 2021-90A, Class A1R, 3 mo. USD Term SOFR + 1.25%, 4.90%, 11/15/2038 (a) (b)	250,000	250,284
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a) (c)	361,111	359,346
Oaktree ABF Equipment ST 1 LLC Series 2026-1A, Class A2, 4.50%, 10/17/2033 (a)	500,000	497,040
Octagon 75 Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.20%, 4.86%, 1/22/2038 (a) (b)	250,000	250,137
Pagaya AI Debt Grantor Trust:
Series 2026-1, Class B, 5.37%, 9/15/2033 (a)	250,000	247,922
Series 2025-R2, Class A, 4.87%, 10/15/2032 (a)	641,645	641,155
Series 2026-R2, Class C, 6.22%, 2/15/2034 (a)	500,000	499,997
PK Alift Loan Funding 7 LP Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	233,943	231,575
PK ALIFT Loan Funding 7 LP Series 2025-2, Class B, 5.03%, 3/15/2043 (a)	233,942	231,719
PK ALIFT Loan Funding 8 LP Series 2026-1, Class D, 5.60%, 9/15/2043 (a)	750,000	738,586
Spur Rail I LLC Series 2026-1A, Class B, 5.61%, 4/17/2056 (a)	280,000	278,624
Sunrun Prometheus Issuer LLC Series 2026-1A, Class A1, 6.30%, 8/1/2061 (a) (c)	250,000	249,181
Zayo Issuer LLC Series 2025-1A, Class A2, 5.65%, 3/20/2055 (a)	500,000	503,599
		6,676,893
See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
STUDENT LOAN ABS — 4.8%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	$500,000	$486,714
Navient Private Education Refi Loan Trust Series 2021-EA, Class A, 0.97%, 12/16/2069 (a)	795,672	712,089
		1,198,803
TOTAL ASSET-BACKED SECURITIES (Cost $15,376,414)		15,306,359
MORTGAGE-BACKED SECURITIES — 36.2%
A&D Mortgage Trust Series 2026-NQM1, Class A1, CMO, VRN, 4.91%, 2/25/2071 (a) (b)	490,623	486,660
ACRES LLC Series 2025-FL3, Class C, 1 mo. USD Term SOFR + 3.04%, 6.70%, 8/18/2040 (a) (b)	500,000	492,569
AREIT Ltd. Series 2024-CRE9, Class C, 1 mo. USD Term SOFR + 3.09%, 6.74%, 5/17/2041 (a) (b)	250,000	250,008
BDS LLC Series 2026-FL17, Class B, 1 mo. USD Term SOFR + 1.80%, 5.45%, 5/19/2043 (a) (b) (c)	250,000	250,002
COLT Mortgage Loan Trust:
Series 2024-4, Class A3, CMO, 6.30%, 7/25/2069 (a) (d)	146,141	147,285
Series 2025-8, Class A1, CMO, 5.48%, 8/25/2070 (a) (d)	443,214	445,172
Cross Mortgage Trust:
Series 2025-H7, Class A1A, CMO, 4.93%, 9/25/2070 (a) (d)	450,428	448,570
Series 2025-H6, Class A1, CMO, VRN, 5.18%, 7/25/2070 (a) (b)	418,529	418,174
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.56%, 11/19/2043 (a) (b) (c)	100,000	100,033
GCAT Trust Series 2025-NQM5, Class A1, CMO, VRN, 4.98%, 8/25/2070 (a) (b)	420,347	418,684
HOMES Trust Series 2025-AFC4, Class A1, CMO, VRN, 5.15%, 11/25/2060 (a) (b)	456,583	456,013
JP Morgan Mortgage Trust Series 2025-NQM2, Class A1, CMO, VRN, 5.57%, 9/25/2065 (a) (b)	395,809	397,918
Security Description	Principal Amount	Value
MF1 LLC:
Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 6.94%, 3/19/2039 (a) (b)	$250,000	$250,507
Series 2025-FL19, Class A, 1 mo. USD Term SOFR + 1.49%, 5.15%, 5/18/2042 (a) (b)	500,000	500,937
MF1 Trust Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.60%, 8/18/2041 (a) (b)	300,000	301,230
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM7, Class A1, CMO, 4.98%, 9/25/2070 (a) (d)	448,022	446,615
OBX Trust Series 2025-NQM2, Class A3, CMO, 5.95%, 11/25/2064 (a) (d)	339,671	341,167
PFP Ltd. Series 2025-12, Class A, 1 mo. USD Term SOFR + 1.49%, 5.15%, 12/18/2042 (a) (b)	500,000	500,716
PRKCM Trust Series 2026-AFC3, Class M1, 6.13%, 5/1/2061 (a) (b)	500,000	500,258
PRPM Trust Series 2025-NQM6, Class A1, CMO, VRN, 4.99%, 12/25/2070 (a) (b)	468,233	465,706
Verus Securitization Trust:
Series 2025-6, Class A1, CMO, 5.42%, 7/25/2070 (a) (d)	430,551	432,708
Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (b)	750,000	757,210
Series 2026-4, Class M1, CMO, VRN, 5.87%, 4/25/2071 (a) (b)	250,000	249,398
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,083,274)		9,057,540

	Shares
SHORT-TERM INVESTMENT — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f) (Cost $1,842,420)	1,842,420	1,842,420
TOTAL INVESTMENTS — 104.8% (Cost $26,302,108)		26,206,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(1,190,913)
NET ASSETS — 100.0%		$25,015,406

See accompanying notes to financial statements.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 73.7% of net assets as of April 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at April 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of April 30, 2026. Maturity date shown is the final maturity.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at April 30, 2026.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At April 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	11	06/30/2026	$2,291,961	$2,278,375	$(13,586)
During the period ended April 30, 2026, the average notional value related to futures contracts was $3,700,449.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$15,306,359	$—	$15,306,359
Mortgage-Backed Securities	—	9,057,540	—	9,057,540
Short-Term Investment	1,842,420	—	—	1,842,420
TOTAL INVESTMENTS	$1,842,420	$24,363,899	$—	$26,206,319
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(13,586)	$—	$—	$(13,586)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(13,586)	$—	$—	$(13,586)
Affiliate Table
	Number of Shares Held at 3/11/26*	Value at 3/11/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$12,709,737	$10,867,317	$—	$—	1,842,420	$1,842,420	$8,538
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,322,578	4,322,578	—	—	—	—	1,581
Total		$—	$17,032,315	$15,189,895	$—	$—		$1,842,420	$10,119

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	State Street IG Public & Private Credit ETF	State Street Short Duration IG Public & Private Credit ETF	State Street IG Public & Private ABS ETF
ASSETS
Investments in unaffiliated issuers, at value	$799,240,206	$95,767,723	$24,363,899
Investments in affiliated issuers, at value	32,059,534	11,563,139	1,842,420
Total Investments	831,299,740	107,330,862	26,206,319
Foreign currency, at value	88,601	19,191	—
Net cash at broker	4,589,095	60,833	—
Receivable from broker — accumulated variation margin on futures contracts	—	12,093	—
Receivable for investments sold	—	—	368,653
Unrealized appreciation on forward foreign currency exchange contracts	—	26,309	—
Dividends receivable — affiliated issuers	82,098	13,371	5,713
Interest receivable — unaffiliated issuers	7,298,634	881,239	77,252
Receivable for foreign taxes recoverable	1,381	—	—
TOTAL ASSETS	843,359,549	108,343,898	26,657,937
LIABILITIES
Deposit from Broker	—	—	156,958
Payable for investments purchased	10,596,484	4,233,268	1,463,957
Payable to broker – accumulated variation margin on open futures contracts	2,521,529	—	13,578
Unrealized depreciation on forward foreign currency exchange contracts	179,288	50,844	—
Advisory fee payable	375,755	19,633	8,008
Trustees’ fees and expenses payable	7	—	30
TOTAL LIABILITIES	13,673,063	4,303,745	1,642,531
NET ASSETS	$829,686,486	$104,040,153	$25,015,406
NET ASSETS CONSIST OF:
Paid-in capital	$836,196,963	$104,203,493	$25,060,000
Total distributable earnings (loss)	(6,510,477)	(163,340)	(44,594)
NET ASSETS	$829,686,486	$104,040,153	$25,015,406
NET ASSET VALUE PER SHARE
Net asset value per share	$25.22	$25.07	$25.02
Shares outstanding (unlimited amount authorized, $0.01 par value)	32,900,000	4,150,000	1,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$808,279,127	$96,105,782	$24,459,688
Investments in affiliated issuers	32,059,534	11,563,139	1,842,420
Total cost of investments	$840,338,661	$107,668,921	$26,302,108
Foreign currency, at cost	$88,450	$19,158	$—
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
Statements of Operations

	State Street IG Public & Private Credit ETF	State Street Short Duration IG Public & Private Credit ETF	State Street IG Public & Private ABS ETF
	Six Months Ended- 4/30/26 (Unaudited)	Six Months Ended- 4/30/26 (Unaudited)	For the Period 3/11/26*- 4/30/26 (Unaudited)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,625,670	$1,410,136	$178,345
Dividend income — unaffiliated issuers	—	—	(10,119)
Dividend income — affiliated issuers	466,276	96,358	10,119
Foreign taxes withheld	(12,125)	(790)	—
TOTAL INVESTMENT INCOME (LOSS)	11,079,821	1,505,704	178,345
EXPENSES
Advisory fee	1,331,389	184,971	13,614
Trustees’ fees and expenses	618	130	35
TOTAL EXPENSES	1,332,007	185,101	13,649
NET INVESTMENT INCOME (LOSS)	$9,747,814	$1,320,603	$164,696
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,614,536	(2,948)	(4,393)
In-kind redemptions — unaffiliated issuers	428,577	68,140	—
Forward foreign currency exchange contracts	333,857	78,839	—
Foreign currency transactions	(36,973)	(12,807)	—
Futures contracts	888,125	(9,060)	(28,228)
Net realized gain (loss)	3,228,122	122,164	(32,621)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(10,833,328)	(301,869)	(95,789)
Forward foreign currency exchange contracts	(214,890)	(41,215)	—
Foreign currency translations	1,593	413	—
Futures contracts	(2,526,967)	9,958	(13,586)
Net change in unrealized appreciation/depreciation	(13,573,592)	(332,713)	(109,375)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,345,470)	(210,549)	(141,996)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(597,656)	$1,110,054	$22,700

*	Commencement of operations.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
Statements of Changes in Net Assets

	State Street IG Public & Private Credit ETF
	Six Months Ended 4/30/26 (Unaudited)	For the Period 2/27/25*- 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,747,814	$2,878,744
Net realized gain (loss)	3,228,122	346,570
Net change in unrealized appreciation/depreciation	(13,573,592)	1,833,947
Net increase (decrease) in net assets resulting from operations	(597,656)	5,059,261
Net equalization credits and charges	(1,833,328)	82,485
Distributions to shareholders	(7,644,123)	(2,529,494)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	746,038,004	242,825,793
Cost of shares redeemed	(104,430,819)	(50,215,721)
Net income equalization	1,833,328	(82,485)
Other capital	895,892	230,178
Net increase (decrease) in net assets from beneficial interest transactions	644,336,405	192,757,765
Contribution from affiliate (Note 5)	—	55,171
Net increase (decrease) in net assets during the period	634,261,298	195,425,188
Net assets at beginning of period	195,425,188	—
NET ASSETS AT END OF PERIOD	$829,686,486	$195,425,188
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,350,000	9,650,000
Shares redeemed	(4,100,000)	(2,000,000)
Net increase (decrease) from share transactions	25,250,000	7,650,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street Short Duration IG Public & Private Credit ETF		State Street IG Public & Private ABS ETF
Six Months Ended 4/30/26 (Unaudited)	For the Period 9/10/25*- 10/31/25	For the Period 3/11/26*- 4/30/26 (Unaudited)

$1,320,603	$138,540	$164,696
122,164	(3,708)	(32,621)
(332,713)	(17,739)	(109,375)
1,110,054	117,093	22,700
222,572	—	—
(1,265,180)	(57,167)	(67,294)

191,721,321	25,000,000	25,000,000
(112,907,479)	—	—
(222,572)	—	—
289,011	32,500	60,000
78,880,281	25,032,500	25,060,000
—	—	—
78,947,727	25,092,426	25,015,406
25,092,426	—	—
$104,040,153	$25,092,426	$25,015,406

7,650,000	1,000,000	1,000,000
(4,500,000)	—	—
3,150,000	1,000,000	1,000,000

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street IG Public & Private Credit ETF
	Six Months Ended 4/30/26 (Unaudited)	For the Period 2/27/25*- 10/31/25
Net asset value, beginning of period	$25.55	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.76
Net realized and unrealized gain (loss) (b)	(0.27)	0.36
Total from investment operations	0.28	1.12
Net equalization credits and charges (a)	(0.10)	0.02
Contribution from affiliate (Note 5)	—	0.01
Other capital (a)	0.05	0.07
Distributions to shareholders from:
Net investment income	(0.56)	(0.67)
Net asset value, end of period	$25.22	$25.55
Total return (c)	0.89%(d)	4.93%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$829,686	$195,425
Ratios to average net assets:
Total expenses	0.60%(e)	0.70%(e)
Net investment income (loss)	4.40%(e)	4.46%(e)
Portfolio turnover rate (f)	37%(g)	57%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended October 31, 2025, the total return would have been 4.90%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Short Duration IG Public & Private Credit ETF
	Six Months Ended 4/30/26 (Unaudited)	For the Period 9/10/25*- 10/31/25
Net asset value, beginning of period	$25.09	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.14
Net realized and unrealized gain (loss) (b)	(0.19)	(0.02)
Total from investment operations	0.29	0.12
Net equalization credits and charges (a)	0.08	—
Other capital	0.11	0.03
Distributions to shareholders from:
Net investment income	(0.50)	(0.06)
Net asset value, end of period	$25.07	$25.09
Total return (c)	1.92%	0.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$104,040	$25,092
Ratios to average net assets:
Total expenses	0.55%(d)	0.59%(d)
Net investment income (loss)	3.89%(d)	3.88%(d)
Portfolio turnover rate (e)	131%(f)	5%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Period less than one year is not annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street IG Public & Private ABS ETF
For the Period 3/11/26*- 4/30/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss) (b)	(0.13)
Total from investment operations	0.03
Other capital	0.06
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value, end of period	$25.02
Total return (c)	0.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,015
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	4.72%(d)
Portfolio turnover rate (e)	10%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the Period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2026, the Trust consists of forty-three (43) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the State Street IG Public & Private Credit ETF (formerly SPDR SSGA IG Public & Private Credit ETF), State Street Short Duration IG Public & Private Credit ETF and State Street IG Public & Private ABS ETF (each a "Fund" and collectively the "Funds"). State Street IG Public & Private Credit ETF was formed on February 26, 2025 and commenced operations on February 27, 2025, State Street Short Duration IG Public & Private Credit ETF was formed on September 09, 2025 and commenced operations on September 10, 2025, and State Street IG Public & Private ABS ETF was formed on March 10, 2026 and commenced operations on March 11, 2026. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund's investments in accordance with its investment objective. Each Funds' chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Funds' Total Return is utilized by the CODM to compare results, including the impact of a Fund's costs, to a Fund's competitors and to a Fund's benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund's investments by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of each Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Funds' investments according to the fair value hierarchy as of April 30, 2026 is disclosed in each Funds' Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Funds, are applied to that Funds within the Trust. Other expenses which cannot be attributed to a specific Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
The Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Funds' investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended April 30, 2026, the Funds entered into forward foreign currency exchange contracts to offset the Funds exposure to the component currencies.
The following tables summarize the value of the Fund's derivative instruments as of April 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$26,309	$—	$—	$—	$26,309
Futures Contracts	—	—	—	12,093	—	12,093

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$179,288	$—	$—	$—	$179,288
Futures Contracts	—	—	—	2,521,529	—	2,521,529
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	—	50,844	—	—	—	50,844
State Street IG Public & Private ABS ETF
Futures Contracts	—	—	—	13,578	—	13,578

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$333,857	$—	$—	$—	$333,857
Futures Contracts	888,125	—	—	—	—	888,125
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	—	78,839	—	—	—	78,839
Futures Contracts	—	—	—	(9,060)	—	(9,060)
State Street IG Public & Private ABS ETF
Futures Contracts	—	—	—	(28,228)	—	(28,228)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$(214,890)	$—	$—	$—	$(214,890)
Futures Contracts	(2,526,967)	—	—	—	—	(2,526,967)
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	—	(41,215)	—	—	—	(41,215)
Futures Contracts	—	—	—	9,958	—	9,958
State Street IG Public & Private ABS ETF
Futures Contracts	—	—	—	(13,586)	—	(13,586)
State Street Short Duration IG Public & Private Credit ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Morgan Stanley Bank, N.A.	$11,898	$—	$—	$11,898
Societe Generale	14,411	(14,411)	—	—
	$26,309	$(14,411)	$—	$11,898

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Societe Generale	$(50,844)	$14,411	$—	$(36,433)
	$(50,844)	$14,411	$—	$(36,433)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street IG Public & Private Credit ETF	0.55%*
State Street Short Duration IG Public & Private Credit ETF	0.45 *
State Street IG Public & Private ABS ETF	0.39

*
Effective February 26, 2026, SSGA FM has agreed to reduce the State Street IG Public & Private Credit ETF Fund's management fee from 0.70% to
0.55% of the Fund's average daily net assets and State Street Short Duration IG Public & Private Credit ETF Fund’s management fee from 0.59% to
0.45%, respectively.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended April 30, 2026 are disclosed in the Schedules of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended April 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street IG Public & Private Credit ETF	$529,105,370	$358,668,472	$49,072,697	$203,333,325
State Street Short Duration IG Public & Private Credit ETF	64,417,171	35,827,010	74,181,006	47,532,855
State Street IG Public & Private ABS ETF	—	—	26,793,933	2,330,960
For the period ended April 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street IG Public & Private Credit ETF	$324,800,886	$34,156,157	$428,577
State Street Short Duration IG Public & Private Credit ETF	40,400,317	25,807,593	68,140
8. Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of April 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street IG Public & Private Credit ETF	$840,405,950	$622,223	$12,430,215	$(11,807,992)
State Street Short Duration IG Public & Private Credit ETF	107,688,109	64,012	433,745	(369,733)
State Street IG Public & Private ABS ETF	26,302,108	5,944	115,319	(109,375)
9. Line of Credit
The State Street IG Public & Private Credit ETF, State Street Short Duration IG Public & Private Credit ETF funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets.Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The State Street IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF had no outstanding loans during the period ended April 30, 2026.
10. Risks
Market Risk
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Funds and their investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Funds' fixed income securities to decrease, an adverse impact on the liquidity of the Funds' fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Funds' yields can be low, and the Funds may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Funds may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
Credit risk is the risk that an issuer or counterparty will fail to pay its obligations to the Funds when they are due. As a result, the Funds' income might be reduced, the value of the Funds' investment might fall, and/or the Funds could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities, including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
April 30, 2026 (Unaudited)

Approval of Investment Advisory Agreement
At a meeting held on November 11-12, 2025, the Board of Trustees (the “Board”) of SSGA Active Trust (the “Trust”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the Trust and the Adviser with respect to State Street® IG Public & Private ABS ETF, a series of SSAT (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the ETF currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the proposed investments of certain of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers that would be engaged to fulfill roles critical to the operations of the New ETF.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”).
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that while the Adviser maintains soft-dollar arrangements in connection with certain of the Trust’s brokerage transactions, such arrangements are not expected to benefit any of the New ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increases. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
April 30, 2026 (Unaudited)

Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: July 2, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: July 2, 2026